EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.7%)
1290 VT Equity Income Portfolio‡	758,812	$3,587,519
1290 VT GAMCO Small Company Value Portfolio‡	21,519	1,426,043
1290 VT Micro Cap Portfolio‡	222,681	1,848,638
ATM International Managed Volatility Portfolio‡	1,186,957	11,897,075
ATM Large Cap Managed Volatility Portfolio‡	3,771,974	50,942,876
ATM Mid Cap Managed Volatility Portfolio‡	2,036,433	15,004,718
ATM Small Cap Managed Volatility Portfolio‡	524,858	5,124,547
EQ/AB Small Cap Growth Portfolio‡	245,796	3,696,687
EQ/American Century Mid Cap Value Portfolio‡	145,381	3,162,700
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	981,393	8,575,542
EQ/Global Equity Managed Volatility Portfolio‡	280,368	4,227,565
EQ/International Core Managed Volatility Portfolio‡	272,896	2,872,070
EQ/International Equity Index Portfolio‡	68,367	693,470
EQ/International Value Managed Volatility Portfolio‡	333,824	4,339,261
EQ/Janus Enterprise Portfolio*‡	310,259	6,511,001
EQ/JPMorgan Value Opportunities Portfolio‡	200,069	3,704,340
EQ/Large Cap Core Managed Volatility Portfolio‡	1,180,464	11,919,881
EQ/Large Cap Growth Index Portfolio‡	75,506	1,413,060
EQ/Large Cap Value Managed Volatility Portfolio‡	318,834	5,455,211
EQ/Loomis Sayles Growth Portfolio*‡	701,655	6,217,510
EQ/MFS International Growth Portfolio‡	609,122	4,457,224
EQ/Morgan Stanley Small Cap Growth Portfolio‡	308,130	1,945,335
EQ/T. Rowe Price Growth Stock Portfolio*‡	67,672	3,692,106
EQ/Value Equity Portfolio‡	197,522	3,807,314

Total Equity		166,521,693

Fixed Income (79.1%)
1290 Diversified Bond Fund‡	3,153,308	28,568,972
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,271,412	45,792,664
1290 VT High Yield Bond Portfolio‡	1,452,068	12,412,955
EQ/Core Bond Index Portfolio‡	13,686,643	125,700,140
EQ/Core Plus Bond Portfolio‡	11,005,107	38,843,833
EQ/Intermediate Government Bond Portfolio‡	16,509,196	158,125,528
EQ/Long-Term Bond Portfolio‡	7,810,878	56,797,986
EQ/PIMCO Ultra Short Bond Portfolio‡	7,295,473	70,769,962
EQ/Quality Bond PLUS Portfolio‡	5,062,595	39,160,257
Multimanager Core Bond Portfolio‡	6,753,462	58,187,009

Total Fixed Income		634,359,306

Total Investments in Securities (99.8%) (Cost $835,747,829)		800,880,999
Other Assets Less Liabilities (0.2%)		1,389,745

Net Assets (100%)		$802,270,744

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	758,812	4,287,107	13,229	(532,543)	45,811	(226,085)	3,587,519	—	—
1290 VT GAMCO Small Company Value Portfolio	21,519	1,339,130	—	—	—	86,913	1,426,043	—	—
1290 VT Micro Cap Portfolio	222,681	1,886,023	4,410	(77,514)	(2,210)	37,929	1,848,638	—	—
ATM International Managed Volatility Portfolio	1,186,957	12,409,311	22,048	(1,537,571)	97,343	905,944	11,897,075	—	—
ATM Large Cap Managed Volatility Portfolio	3,771,974	49,363,153	119,063	(2,092,883)	14,165	3,539,378	50,942,876	—	—
ATM Mid Cap Managed Volatility Portfolio	2,036,433	14,957,407	30,868	(542,599)	(1,447)	560,489	15,004,718	—	—
ATM Small Cap Managed Volatility Portfolio	524,858	5,351,031	8,818	(405,028)	13,188	156,538	5,124,547	—	—
EQ/AB Small Cap Growth Portfolio	245,796	3,580,819	4,409	(77,514)	1,651	187,322	3,696,687	—	—
EQ/American Century Mid Cap Value Portfolio	145,381	3,430,968	4,410	(327,514)	3,737	51,099	3,162,700	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	981,393	8,234,170	17,640	(310,057)	1,945	631,844	8,575,542	—	—
EQ/Global Equity Managed Volatility Portfolio	280,368	4,289,745	8,820	(405,028)	7,637	326,391	4,227,565	—	—
EQ/International Core Managed Volatility Portfolio	272,896	2,927,045	8,820	(305,028)	14,772	226,461	2,872,070	—	—
EQ/International Equity Index Portfolio	68,367	633,603	—	—	—	59,867	693,470	—	—
EQ/International Value Managed Volatility Portfolio	333,824	4,191,333	8,819	(305,028)	6,080	438,057	4,339,261	—	—
EQ/Janus Enterprise Portfolio*	310,259	6,144,323	8,819	(155,028)	331	512,556	6,511,001	—	—
EQ/JPMorgan Value Opportunities Portfolio	200,069	4,189,291	13,229	(582,543)	80,041	4,322	3,704,340	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,180,464	12,201,624	26,459	(1,065,085)	(74,703)	831,586	11,919,881	—	—
EQ/Large Cap Growth Index Portfolio	75,506	1,237,662	—	—	—	175,398	1,413,060	—	—
EQ/Large Cap Value Managed Volatility Portfolio	318,834	5,627,233	17,640	(310,057)	20,662	99,733	5,455,211	—	—
EQ/Loomis Sayles Growth Portfolio*	701,655	5,393,011	8,820	(155,028)	538	970,169	6,217,510	—	—
EQ/MFS International Growth Portfolio	609,122	4,826,960	8,818	(805,028)	13,518	412,956	4,457,224	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	308,130	1,787,250	4,409	(77,514)	1,156	230,034	1,945,335	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	67,672	3,232,466	4,409	(77,514)	(1,008)	533,753	3,692,106	—	—
EQ/Value Equity Portfolio	197,522	3,883,303	13,230	(232,543)	54,010	89,314	3,807,314	—	—
Fixed Income

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 Diversified Bond Fund	3,153,308	26,886,513	1,516,322	—	—	166,137	28,568,972	535,371	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,271,412	45,582,027	601,423	(1,782,826)	(3,165)	1,395,205	45,792,664	—	—
1290 VT High Yield Bond Portfolio	1,452,068	12,129,835	222,048	(387,571)	(996)	449,639	12,412,955	—	—
EQ/Core Bond Index Portfolio	13,686,643	127,917,416	295,451	(5,193,451)	(33,848)	2,714,572	125,700,140	—	—
EQ/Core Plus Bond Portfolio	11,005,107	38,015,592	1,279,374	(1,395,255)	(12,149)	956,271	38,843,833	—	—
EQ/Intermediate Government Bond Portfolio	16,509,196	161,695,537	392,466	(6,898,763)	(115,407)	3,051,695	158,125,528	—	—
EQ/Long-Term Bond Portfolio	7,810,878	56,988,194	180,799	(3,178,082)	(572,284)	3,379,359	56,797,986	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,295,473	72,017,645	123,472	(2,170,397)	17,767	781,475	70,769,962	—	—
EQ/Quality Bond PLUS Portfolio	5,062,595	38,937,327	833,786	(1,472,770)	(51,875)	913,789	39,160,257	—	—
Multimanager Core Bond Portfolio	6,753,462	58,606,390	588,823	(2,247,912)	(233,689)	1,473,397	58,187,009	347,515	—

Total		804,180,444	6,391,151	(35,105,674)	(708,429)	26,123,507	800,880,999	882,886	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$28,568,972	$772,312,027	$—	$800,880,999

Total Assets	$28,568,972	$772,312,027	$—	$800,880,999

Total Liabilities	$—	$—	$—	$—

Total	$28,568,972	$772,312,027	$—	$800,880,999

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,390,966
Aggregate gross unrealized depreciation	(76,735,202)

Net unrealized depreciation	$(36,344,236)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$837,225,235

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.0%)
1290 VT Equity Income Portfolio‡	1,759,504	$8,318,598
1290 VT GAMCO Small Company Value Portfolio‡	70,452	4,668,810
1290 VT Micro Cap Portfolio‡	522,545	4,338,025
1290 VT Small Cap Value Portfolio‡	412,502	4,446,567
ATM International Managed Volatility Portfolio‡	3,568,758	35,770,270
ATM Large Cap Managed Volatility Portfolio‡	7,248,043	97,889,377
ATM Mid Cap Managed Volatility Portfolio‡	3,213,103	23,674,586
ATM Small Cap Managed Volatility Portfolio‡	2,276,819	22,230,157
EQ/AB Small Cap Growth Portfolio‡	795,291	11,960,903
EQ/American Century Mid Cap Value Portfolio‡	171,027	3,720,625
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,755,001	15,335,431
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	221,719	2,893,846
EQ/Global Equity Managed Volatility Portfolio‡	898,274	13,544,763
EQ/International Core Managed Volatility Portfolio‡	827,284	8,706,674
EQ/International Equity Index Portfolio‡	103,032	1,045,092
EQ/International Value Managed Volatility Portfolio‡	1,007,443	13,095,393
EQ/Janus Enterprise Portfolio*‡	536,569	11,260,254
EQ/JPMorgan Value Opportunities Portfolio‡	459,264	8,503,429
EQ/Large Cap Core Managed Volatility Portfolio‡	1,942,088	19,610,473
EQ/Large Cap Growth Index Portfolio‡	93,698	1,753,516
EQ/Large Cap Value Managed Volatility Portfolio‡	687,663	11,765,826
EQ/Loomis Sayles Growth Portfolio*‡	1,175,653	10,417,708
EQ/MFS International Growth Portfolio‡	1,975,071	14,452,505
EQ/Morgan Stanley Small Cap Growth Portfolio‡	975,645	6,159,599
EQ/T. Rowe Price Growth Stock Portfolio*‡	131,122	7,153,849
EQ/Value Equity Portfolio‡	457,963	8,827,393

Total Equity		371,543,669

Fixed Income (58.9%)
1290 Diversified Bond Fund‡	2,794,235	25,315,769
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,577,463	39,764,340
1290 VT High Yield Bond Portfolio‡	1,238,147	10,584,260
EQ/Core Bond Index Portfolio‡	9,866,650	90,616,760
EQ/Core Plus Bond Portfolio‡	9,389,483	33,141,296
EQ/Intermediate Government Bond Portfolio‡	12,645,379	121,117,788
EQ/Long-Term Bond Portfolio‡	9,729,466	70,749,288
EQ/PIMCO Ultra Short Bond Portfolio‡	5,503,548	53,387,331
EQ/Quality Bond PLUS Portfolio‡	4,676,943	36,177,148
Multimanager Core Bond Portfolio‡	6,112,427	52,663,929

Total Fixed Income		533,517,909

Total Investments in Securities (99.9%) (Cost $891,367,792)		905,061,578
Other Assets Less Liabilities (0.1%)		825,940

Net Assets (100%)		$905,887,518

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,759,504	9,117,712	9,821	(391,883)	(5,687)	(411,365)	8,318,598	—	—
1290 VT GAMCO Small Company Value Portfolio	70,452	4,516,207	4,911	(145,942)	5,791	287,843	4,668,810	—	—
1290 VT Micro Cap Portfolio	522,545	4,396,699	4,911	(145,942)	(573)	82,930	4,338,025	—	—
1290 VT Small Cap Value Portfolio	412,502	4,848,551	4,910	(295,942)	(410)	(110,542)	4,446,567	—	—
ATM International Managed Volatility Portfolio	3,568,758	37,149,090	34,371	(4,421,591)	(25,160)	3,033,560	35,770,270	—	—
ATM Large Cap Managed Volatility Portfolio	7,248,043	94,182,266	108,026	(3,210,715)	7,873	6,801,927	97,889,377	—	—
ATM Mid Cap Managed Volatility Portfolio	3,213,103	23,503,041	24,552	(729,708)	(1,881)	878,582	23,674,586	—	—
ATM Small Cap Managed Volatility Portfolio	2,276,819	22,370,430	27,006	(802,679)	5,443	629,957	22,230,157	—	—
EQ/AB Small Cap Growth Portfolio	795,291	11,694,825	12,276	(364,854)	7,287	611,369	11,960,903	—	—
EQ/American Century Mid Cap Value Portfolio	171,027	3,743,516	2,455	(72,972)	730	46,896	3,720,625	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,755,001	14,628,646	14,731	(437,825)	(124,270)	1,254,149	15,335,431	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	221,719	2,965,132	4,911	(145,942)	(7,358)	77,103	2,893,846	—	—
EQ/Global Equity Managed Volatility Portfolio	898,274	12,888,122	12,276	(364,854)	15,484	993,735	13,544,763	—	—
EQ/International Core Managed Volatility Portfolio	827,284	9,228,435	9,821	(1,291,883)	267,521	492,780	8,706,674	—	—
EQ/International Equity Index Portfolio	103,032	1,420,717	—	(500,000)	180,140	(55,765)	1,045,092	—	—
EQ/International Value Managed Volatility Portfolio	1,007,443	12,491,474	14,732	(737,825)	17,812	1,309,200	13,095,393	—	—
EQ/Janus Enterprise Portfolio*	536,569	10,586,939	7,364	(218,912)	7,207	877,656	11,260,254	—	—
EQ/JPMorgan Value Opportunities Portfolio	459,264	8,788,532	9,820	(441,883)	10,185	136,775	8,503,429	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,942,088	19,128,664	24,552	(729,708)	742	1,186,223	19,610,473	—	—
EQ/Large Cap Growth Index Portfolio	93,698	1,535,859	—	—	—	217,657	1,753,516	—	—
EQ/Large Cap Value Managed Volatility Portfolio	687,663	12,003,111	17,186	(510,796)	76,923	179,402	11,765,826	—	—
EQ/Loomis Sayles Growth Portfolio*	1,175,653	9,067,956	9,821	(291,883)	3,188	1,628,626	10,417,708	—	—
EQ/MFS International Growth Portfolio	1,975,071	14,570,702	14,730	(1,437,825)	(48,357)	1,353,255	14,452,505	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	975,645	5,703,345	9,820	(291,883)	5,422	732,895	6,159,599	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	131,122	6,261,775	4,911	(145,942)	73	1,033,032	7,153,849	—	—
EQ/Value Equity Portfolio	457,963	8,784,071	9,819	(291,883)	(11,572)	336,958	8,827,393	—	—
Fixed Income
1290 Diversified Bond Fund	2,794,235	23,258,611	1,919,948	—	—	137,210	25,315,769	469,747	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,577,463	39,089,867	716,737	(1,240,503)	(35)	1,198,274	39,764,340	—	—
1290 VT High Yield Bond Portfolio	1,238,147	10,285,411	209,821	(291,883)	(722)	381,633	10,584,260	—	—
EQ/Core Bond Index Portfolio	9,866,650	91,996,769	115,392	(3,429,627)	(1,599)	1,935,825	90,616,760	—	—
EQ/Core Plus Bond Portfolio	9,389,483	33,174,842	159,371	(1,021,591)	(30,405)	859,079	33,141,296	—	—
EQ/Intermediate Government Bond Portfolio	12,645,379	123,170,755	149,763	(4,451,218)	(40,061)	2,288,549	121,117,788	—	—
EQ/Long-Term Bond Portfolio	9,729,466	70,093,539	98,206	(2,918,832)	(380,405)	3,856,780	70,749,288	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,503,548	54,195,164	49,103	(1,459,416)	(35,274)	637,754	53,387,331	—	—
EQ/Quality Bond PLUS Portfolio	4,676,943	34,386,553	2,034,372	(1,021,591)	(24,091)	801,905	36,177,148	—	—
Multimanager Core Bond Portfolio	6,112,427	50,918,345	2,191,931	(1,532,387)	16,350	1,069,690	52,663,929	309,278	—

Total		896,145,673	8,042,377	(35,788,320)	(109,689)	36,771,537	905,061,578	779,025	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$25,315,769	$879,745,809	$—	$905,061,578

Total Assets	$25,315,769	$879,745,809	$—	$905,061,578

Total Liabilities	$—	$—	$—	$—

Total	$25,315,769	$879,745,809	$—	$905,061,578

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,228,371
Aggregate gross unrealized depreciation	(83,736,105)

Net unrealized appreciation	$12,492,266

Federal income tax cost of investments in securities and derivative instruments, if applicable	$892,569,312

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.1%)
1290 VT Equity Income Portfolio‡	13,527,122	$63,953,643
1290 VT GAMCO Small Company Value Portfolio‡	834,121	55,276,689
1290 VT Micro Cap Portfolio‡	4,470,846	37,115,732
1290 VT Small Cap Value Portfolio‡	3,776,552	40,709,408
ATM International Managed Volatility Portfolio‡	35,491,167	355,734,039
ATM Large Cap Managed Volatility Portfolio‡	48,712,618	657,894,481
ATM Mid Cap Managed Volatility Portfolio‡	12,695,187	93,539,891
ATM Small Cap Managed Volatility Portfolio‡	22,513,429	219,814,170
EQ/AB Small Cap Growth Portfolio‡	8,096,473	121,768,114
EQ/American Century Mid Cap Value Portfolio‡	1,026,910	22,339,989
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,855,868	103,598,161
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,668,795	34,832,750
EQ/Global Equity Managed Volatility Portfolio‡	8,586,672	129,475,418
EQ/International Core Managed Volatility Portfolio‡	8,253,343	86,861,527
EQ/International Equity Index Portfolio‡	736,319	7,468,756
EQ/International Value Managed Volatility Portfolio‡	10,153,995	131,988,199
EQ/Janus Enterprise Portfolio*‡	1,906,310	40,005,190
EQ/JPMorgan Value Opportunities Portfolio‡	3,547,517	65,683,536
EQ/Large Cap Core Managed Volatility Portfolio‡	13,306,288	134,361,884
EQ/Large Cap Growth Index Portfolio‡	402,301	7,528,870
EQ/Large Cap Value Managed Volatility Portfolio‡	5,149,332	88,104,369
EQ/Loomis Sayles Growth Portfolio*‡	8,125,834	72,004,740
EQ/MFS International Growth Portfolio‡	19,999,697	146,346,998
EQ/Morgan Stanley Small Cap Growth Portfolio‡	9,803,020	61,889,998
EQ/T. Rowe Price Growth Stock Portfolio*‡	876,613	47,826,833
EQ/Value Equity Portfolio‡	3,473,978	66,962,148

Total Equity		2,893,085,533

Fixed Income (48.8%)
1290 Diversified Bond Fund‡	14,442,988	130,853,470
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,511,038	204,239,957
1290 VT High Yield Bond Portfolio‡	6,411,763	54,810,754
EQ/Core Bond Index Portfolio‡	48,584,753	446,209,509
EQ/Core Plus Bond Portfolio‡	48,208,202	170,156,582
EQ/Intermediate Government Bond Portfolio‡	61,575,258	589,769,506
EQ/Long-Term Bond Portfolio‡	59,894,439	435,531,514
EQ/PIMCO Ultra Short Bond Portfolio‡	26,832,977	260,294,113
EQ/Quality Bond PLUS Portfolio‡	24,941,237	192,925,788
Multimanager Core Bond Portfolio‡	31,683,911	272,984,714

Total Fixed Income		2,757,775,907

Total Investments in Securities (99.9%) (Cost $5,426,028,529)		5,650,861,440
Other Assets Less Liabilities (0.1%)		6,580,641

Net Assets (100%)		$5,657,442,081

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	13,527,122	69,092,136	—	(1,927,727)	(42,465)	(3,168,301)	63,953,643	—	—
1290 VT GAMCO Small Company Value Portfolio	834,121	53,353,115	—	(1,542,182)	60,731	3,405,025	55,276,689	—	—
1290 VT Micro Cap Portfolio	4,470,846	37,572,786	—	(1,156,636)	(5,685)	705,267	37,115,732	—	—
1290 VT Small Cap Value Portfolio	3,776,552	42,957,478	—	(1,156,636)	(30,286)	(1,061,148)	40,709,408	—	—
ATM International Managed Volatility Portfolio	35,491,167	357,900,322	—	(31,267,541)	(132,839)	29,234,097	355,734,039	—	—
ATM Large Cap Managed Volatility Portfolio	48,712,618	631,093,151	—	(18,891,719)	55,537	45,637,512	657,894,481	—	—
ATM Mid Cap Managed Volatility Portfolio	12,695,187	92,054,000	—	(1,927,726)	1,574	3,412,043	93,539,891	—	—
ATM Small Cap Managed Volatility Portfolio	22,513,429	220,166,761	—	(6,554,270)	116,979	6,084,700	219,814,170	—	—
EQ/AB Small Cap Growth Portfolio	8,096,473	118,589,295	—	(3,084,362)	67,962	6,195,219	121,768,114	—	—
EQ/American Century Mid Cap Value Portfolio	1,026,910	22,441,773	—	(385,545)	(2,546)	286,307	22,339,989	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,855,868	98,671,668	—	(2,698,817)	75,943	7,549,367	103,598,161	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,668,795	35,181,965	—	(1,156,635)	(12,648)	820,068	34,832,750	—	—
EQ/Global Equity Managed Volatility Portfolio	8,586,672	122,924,051	—	(3,084,362)	25,827	9,609,902	129,475,418	—	—
EQ/International Core Managed Volatility Portfolio	8,253,343	89,286,517	—	(9,813,273)	2,000,951	5,387,332	86,861,527	—	—
EQ/International Equity Index Portfolio	736,319	6,823,979	—	—	—	644,777	7,468,756	—	—
EQ/International Value Managed Volatility Portfolio	10,153,995	126,613,158	—	(8,084,363)	196,773	13,262,631	131,988,199	—	—
EQ/Janus Enterprise Portfolio*	1,906,310	37,631,558	—	(771,092)	(1,208)	3,145,932	40,005,190	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,547,517	66,558,343	—	(1,927,726)	21,814	1,031,105	65,683,536	—	—
EQ/Large Cap Core Managed Volatility Portfolio	13,306,288	130,490,508	—	(4,240,998)	5,777	8,106,597	134,361,884	—	—
EQ/Large Cap Growth Index Portfolio	402,301	6,594,340	—	—	—	934,530	7,528,870	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,149,332	89,289,726	—	(3,084,362)	87,124	1,811,881	88,104,369	—	—
EQ/Loomis Sayles Growth Portfolio*	8,125,834	62,303,926	—	(1,542,181)	15,189	11,227,806	72,004,740	—	—
EQ/MFS International Growth Portfolio	19,999,697	147,945,624	—	(14,855,452)	(578,275)	13,835,101	146,346,998	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	9,803,020	56,837,621	—	(2,313,271)	35,297	7,330,351	61,889,998	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	876,613	41,702,520	—	(771,091)	1,130	6,894,274	47,826,833	—	—
EQ/Value Equity Portfolio	3,473,978	66,431,064	—	(1,927,727)	(39,635)	2,498,446	66,962,148	—	—
Fixed Income
1290 Diversified Bond Fund	14,442,988	118,144,273	12,036,677	—	—	672,520	130,853,470	2,410,965	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,511,038	199,026,841	4,500,000	(5,397,634)	10,799	6,099,951	204,239,957	—	—
1290 VT High Yield Bond Portfolio	6,411,763	53,001,634	1,000,000	(1,156,636)	(2,958)	1,968,714	54,810,754	—	—
EQ/Core Bond Index Portfolio	48,584,753	450,956,691	—	(14,265,177)	(5,598)	9,523,593	446,209,509	—	—
EQ/Core Plus Bond Portfolio	48,208,202	168,580,313	1,600,000	(4,240,998)	(564)	4,217,831	170,156,582	—	—
EQ/Intermediate Government Bond Portfolio	61,575,258	596,945,478	—	(18,120,629)	(3,764)	10,948,421	589,769,506	—	—
EQ/Long-Term Bond Portfolio	59,894,439	428,861,785	—	(14,650,721)	(101,596)	21,422,046	435,531,514	—	—
EQ/PIMCO Ultra Short Bond Portfolio	26,832,977	260,930,476	3,000,001	(6,554,270)	35,710	2,882,196	260,294,113	—	—
EQ/Quality Bond PLUS Portfolio	24,941,237	176,096,621	17,400,000	(4,626,543)	(57,152)	4,112,862	192,925,788	—	—
Multimanager Core Bond Portfolio	31,683,911	265,522,745	8,733,003	(6,939,815)	73,737	5,595,044	272,984,714	1,608,730	—

Total		5,548,574,242	48,269,681	(200,118,117)	1,871,635	252,263,999	5,650,861,440	4,019,695	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$130,853,470	$5,520,007,970	$—	$5,650,861,440

Total Assets	$130,853,470	$5,520,007,970	$—	$5,650,861,440

Total Liabilities	$—	$—	$—	$—

Total	$130,853,470	$5,520,007,970	$—	$5,650,861,440

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$688,124,035
Aggregate gross unrealized depreciation	(487,371,800)

Net unrealized appreciation	$200,752,235

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,450,109,205

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.5%)
1290 VT Equity Income Portfolio‡	27,063,056	$127,948,947
1290 VT GAMCO Small Company Value Portfolio‡	1,834,897	121,597,525
1290 VT Micro Cap Portfolio‡	8,209,343	68,151,713
1290 VT Small Cap Value Portfolio‡	6,844,258	73,777,791
ATM International Managed Volatility Portfolio‡	58,956,529	590,931,366
ATM Large Cap Managed Volatility Portfolio‡	86,274,319	1,165,188,843
ATM Mid Cap Managed Volatility Portfolio‡	14,165,207	104,371,201
ATM Small Cap Managed Volatility Portfolio‡	47,543,566	464,200,703
EQ/AB Small Cap Growth Portfolio‡	15,465,484	232,595,451
EQ/American Century Mid Cap Value Portfolio‡	1,115,333	24,263,587
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	18,711,833	163,506,505
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,771,748	75,332,083
EQ/Global Equity Managed Volatility Portfolio‡	14,067,830	212,123,884
EQ/International Core Managed Volatility Portfolio‡	13,273,709	139,697,894
EQ/International Equity Index Portfolio‡	728,535	7,389,796
EQ/International Value Managed Volatility Portfolio‡	16,047,351	208,593,853
EQ/Janus Enterprise Portfolio*‡	2,037,005	42,747,916
EQ/JPMorgan Value Opportunities Portfolio‡	6,498,120	120,314,992
EQ/Large Cap Core Managed Volatility Portfolio‡	25,589,008	258,388,165
EQ/Large Cap Growth Index Portfolio‡	445,930	8,345,364
EQ/Large Cap Value Managed Volatility Portfolio‡	10,264,392	175,622,348
EQ/Loomis Sayles Growth Portfolio*‡	12,741,280	112,903,191
EQ/MFS International Growth Portfolio‡	33,738,664	246,881,350
EQ/Morgan Stanley Small Cap Growth Portfolio‡	18,355,890	115,887,350
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,236,521	67,462,910
EQ/Value Equity Portfolio‡	6,948,337	133,931,630

Total Equity		5,062,156,358

Fixed Income (28.4%)
1290 Diversified Bond Fund‡	10,723,172	97,151,939
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,271,789	150,039,714
1290 VT High Yield Bond Portfolio‡	4,585,237	39,196,760
EQ/Core Bond Index Portfolio‡	33,693,392	309,445,059
EQ/Core Plus Bond Portfolio‡	34,718,995	122,544,821
EQ/Intermediate Government Bond Portfolio‡	42,974,281	411,608,838
EQ/Long-Term Bond Portfolio‡	49,082,850	356,913,402
EQ/PIMCO Ultra Short Bond Portfolio‡	19,692,111	191,023,923
EQ/Quality Bond PLUS Portfolio‡	17,811,634	137,776,788
Multimanager Core Bond Portfolio‡	23,227,804	200,127,929

Total Fixed Income		2,015,829,173

Total Investments in Securities (99.9%) (Cost $6,316,559,060)		7,077,985,531
Other Assets Less Liabilities (0.1%)		5,553,702

Net Assets (100%)		$7,083,539,233

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	27,063,056	137,929,255	—	(3,566,997)	(4,192)	(6,409,119)	127,948,947	—	—
1290 VT GAMCO Small Company Value Portfolio	1,834,897	117,532,660	—	(3,566,999)	137,345	7,494,519	121,597,525	—	—
1290 VT Micro Cap Portfolio	8,209,343	68,910,541	—	(2,038,284)	17,999	1,261,457	68,151,713	—	—
1290 VT Small Cap Value Portfolio	6,844,258	77,793,729	—	(2,038,284)	(37,462)	(1,940,192)	73,777,791	—	—
ATM International Managed Volatility Portfolio	58,956,529	579,151,061	—	(35,406,277)	(111,909)	47,298,491	590,931,366	—	—
ATM Large Cap Managed Volatility Portfolio	86,274,319	1,117,918,233	—	(33,631,694)	66,299	80,836,005	1,165,188,843	—	—
ATM Mid Cap Managed Volatility Portfolio	14,165,207	103,090,568	—	(2,547,856)	(2,112)	3,830,601	104,371,201	—	—
ATM Small Cap Managed Volatility Portfolio	47,543,566	465,353,133	—	(14,267,992)	34,572	13,080,990	464,200,703	—	—
EQ/AB Small Cap Growth Portfolio	15,465,484	227,218,817	—	(6,624,425)	147,649	11,853,410	232,595,451	—	—
EQ/American Century Mid Cap Value Portfolio	1,115,333	24,462,457	—	(509,572)	(3,130)	313,832	24,263,587	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	18,711,833	156,046,830	—	(4,586,140)	166,734	11,879,081	163,506,505	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,771,748	75,647,296	—	(2,038,284)	(6,643)	1,729,714	75,332,083	—	—
EQ/Global Equity Managed Volatility Portfolio	14,067,830	201,918,168	—	(5,605,282)	395,979	15,415,019	212,123,884	—	—
EQ/International Core Managed Volatility Portfolio	13,273,709	140,153,543	—	(12,076,569)	3,063,823	8,557,097	139,697,894	—	—
EQ/International Equity Index Portfolio	728,535	6,751,836	—	—	—	637,960	7,389,796	—	—
EQ/International Value Managed Volatility Portfolio	16,047,351	193,547,096	—	(5,605,282)	(4,146)	20,656,185	208,593,853	—	—
EQ/Janus Enterprise Portfolio*	2,037,005	40,394,727	—	(1,019,142)	23,570	3,348,761	42,747,916	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,498,120	121,951,368	—	(3,566,997)	41,258	1,889,363	120,314,992	—	—
EQ/Large Cap Core Managed Volatility Portfolio	25,589,008	250,946,927	—	(8,153,139)	4,636	15,589,741	258,388,165	—	—
EQ/Large Cap Growth Index Portfolio	445,930	7,309,486	—	—	—	1,035,878	8,345,364	—	—
EQ/Large Cap Value Managed Volatility Portfolio	10,264,392	177,454,184	—	(5,605,282)	(4,626)	3,778,072	175,622,348	—	—
EQ/Loomis Sayles Growth Portfolio*	12,741,280	98,275,760	—	(3,057,426)	10,913	17,673,944	112,903,191	—	—
EQ/MFS International Growth Portfolio	33,738,664	242,656,594	—	(17,624,425)	(379,249)	22,228,430	246,881,350	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	18,355,890	106,666,057	—	(4,586,141)	108,267	13,699,167	115,887,350	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	1,236,521	59,232,289	—	(1,528,714)	(27,096)	9,786,431	67,462,910	—	—
EQ/Value Equity Portfolio	6,948,337	132,590,336	—	(3,566,998)	(17,104)	4,925,396	133,931,630	—	—
Fixed Income
1290 Diversified Bond Fund	10,723,172	86,079,865	10,601,682	—	—	470,392	97,151,939	1,776,551	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,271,789	145,646,071	4,000,000	(4,076,569)	11,854	4,458,358	150,039,714	—	—
1290 VT High Yield Bond Portfolio	4,585,237	37,816,339	1,000,000	(1,019,142)	(2,697)	1,402,260	39,196,760	—	—
EQ/Core Bond Index Portfolio	33,693,392	313,536,228	—	(10,700,994)	(4,104)	6,613,929	309,445,059	—	—
EQ/Core Plus Bond Portfolio	34,718,995	115,053,840	8,199,999	(3,566,998)	6,351	2,851,629	122,544,821	—	—
EQ/Intermediate Government Bond Portfolio	42,974,281	417,718,846	—	(13,758,421)	(14,292)	7,662,705	411,608,838	—	—
EQ/Long-Term Bond Portfolio	49,082,850	352,154,623	—	(12,739,278)	(1,002,215)	18,500,272	356,913,402	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,692,111	192,811,878	650,000	(4,586,140)	(18,048)	2,166,233	191,023,923	—	—
EQ/Quality Bond PLUS Portfolio	17,811,634	129,545,266	8,850,000	(3,566,998)	27,578	2,920,942	137,776,788	—	—
Multimanager Core Bond Portfolio	23,227,804	194,533,157	6,536,612	(5,095,711)	64,454	4,089,417	200,127,929	1,178,531	—

Total		6,915,799,064	39,838,293	(241,928,452)	2,690,256	361,586,370	7,077,985,531	2,955,082	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$97,151,939	$6,980,833,592	$—	$7,077,985,531

Total Assets	$97,151,939	$6,980,833,592	$—	$7,077,985,531

Total Liabilities	$—	$—	$—	$—

Total	$97,151,939	$6,980,833,592	$—	$7,077,985,531

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,092,612,790
Aggregate gross unrealized depreciation	(398,700,125)

Net unrealized appreciation	$693,912,665

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,384,072,866

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.8%)
1290 VT Equity Income Portfolio‡	14,961,162	$70,733,510
1290 VT GAMCO Small Company Value Portfolio‡	1,164,610	77,178,005
1290 VT Micro Cap Portfolio‡	3,716,957	30,857,156
1290 VT Small Cap Value Portfolio‡	3,295,111	35,519,701
ATM International Managed Volatility Portfolio‡	32,789,518	328,654,949
ATM Large Cap Managed Volatility Portfolio‡	50,125,853	676,981,114
ATM Mid Cap Managed Volatility Portfolio‡	7,188,413	52,965,218
ATM Small Cap Managed Volatility Portfolio‡	23,853,051	232,893,824
EQ/AB Small Cap Growth Portfolio‡	6,313,226	94,948,706
EQ/American Century Mid Cap Value Portfolio‡	568,545	12,368,453
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,418,560	99,776,904
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,071,432	40,087,913
EQ/Global Equity Managed Volatility Portfolio‡	8,235,862	124,185,673
EQ/International Core Managed Volatility Portfolio‡	6,852,780	72,121,440
EQ/International Equity Index Portfolio‡	720,125	7,304,490
EQ/International Value Managed Volatility Portfolio‡	8,016,252	104,200,428
EQ/Janus Enterprise Portfolio*‡	818,263	17,171,793
EQ/JPMorgan Value Opportunities Portfolio‡	3,600,716	66,668,534
EQ/Large Cap Core Managed Volatility Portfolio‡	15,439,365	155,900,893
EQ/Large Cap Growth Index Portfolio‡	279,412	5,229,055
EQ/Large Cap Value Managed Volatility Portfolio‡	6,043,524	103,403,871
EQ/Loomis Sayles Growth Portfolio*‡	6,616,458	58,629,836
EQ/MFS International Growth Portfolio‡	19,511,174	142,772,253
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,094,850	51,105,703
EQ/T. Rowe Price Growth Stock Portfolio*‡	531,527	28,999,400
EQ/Value Equity Portfolio‡	3,986,140	76,834,252

Total Equity		2,767,493,074

Fixed Income (8.2%)
1290 Diversified Bond Fund‡	1,196,364	10,839,061
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,306,642	20,037,756
1290 VT High Yield Bond Portfolio‡	637,816	5,452,349
EQ/Core Bond Index Portfolio‡	3,863,203	35,480,219
EQ/Core Plus Bond Portfolio‡	3,840,359	13,555,005
EQ/Intermediate Government Bond Portfolio‡	4,934,955	47,267,130
EQ/Long-Term Bond Portfolio‡	6,803,340	49,471,519
EQ/PIMCO Ultra Short Bond Portfolio‡	2,506,609	24,315,437
EQ/Quality Bond PLUS Portfolio‡	2,021,305	15,635,226
Multimanager Core Bond Portfolio‡	2,823,908	24,330,449

Total Fixed Income		246,384,151

Total Investments in Securities (100.0%) (Cost $2,581,476,604)		3,013,877,225
Other Assets Less Liabilities (0.0%)†		1,386,711

Net Assets (100%)		$3,015,263,936

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund holds Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,961,162	75,801,208	10,158	(1,540,806)	(25,426)	(3,511,624)	70,733,510	—	—
1290 VT GAMCO Small Company Value Portfolio	1,164,610	73,751,305	9,031	(1,369,606)	(3,196)	4,790,471	77,178,005	—	—
1290 VT Micro Cap Portfolio	3,716,957	31,131,538	5,645	(856,004)	(2,123)	578,100	30,857,156	—	—
1290 VT Small Cap Value Portfolio	3,295,111	37,323,123	5,644	(856,004)	(4,726)	(948,336)	35,519,701	—	—
ATM International Managed Volatility Portfolio	32,789,518	310,066,679	45,148	(6,848,028)	991	25,390,159	328,654,949	—	—
ATM Large Cap Managed Volatility Portfolio	50,125,853	645,134,591	99,327	(15,065,662)	50,424	46,762,434	676,981,114	—	—
ATM Mid Cap Managed Volatility Portfolio	7,188,413	52,056,916	6,772	(1,027,204)	2,240	1,926,494	52,965,218	—	—
ATM Small Cap Managed Volatility Portfolio	23,853,051	232,007,903	37,248	(5,649,623)	10,831	6,487,465	232,893,824	—	—
EQ/AB Small Cap Growth Portfolio	6,313,226	92,449,869	15,803	(2,396,810)	57,903	4,821,941	94,948,706	—	—
EQ/American Century Mid Cap Value Portfolio	568,545	12,382,346	1,129	(171,201)	(257)	156,436	12,368,453	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,418,560	94,991,297	16,931	(2,568,011)	(728,355)	8,065,042	99,776,904	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,071,432	40,194,695	6,771	(1,027,204)	(5,066)	918,717	40,087,913	—	—
EQ/Global Equity Managed Volatility Portfolio	8,235,862	117,356,346	15,802	(2,396,810)	(38,255)	9,248,590	124,185,673	—	—
EQ/International Core Managed Volatility Portfolio	6,852,780	68,131,896	11,287	(1,712,007)	(73,709)	5,763,973	72,121,440	—	—
EQ/International Equity Index Portfolio	720,125	6,673,895	—	—	—	630,595	7,304,490	—	—
EQ/International Value Managed Volatility Portfolio	8,016,252	96,297,252	15,802	(2,396,810)	(15,418)	10,299,602	104,200,428	—	—
EQ/Janus Enterprise Portfolio*	818,263	16,162,278	2,256	(342,401)	430	1,349,230	17,171,793	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,600,716	67,142,340	10,158	(1,540,806)	(11,074)	1,067,916	66,668,534	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,439,365	150,276,496	24,832	(3,766,416)	12,840	9,353,141	155,900,893	—	—
EQ/Large Cap Growth Index Portfolio	279,412	4,579,992	—	—	—	649,063	5,229,055	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,043,524	103,915,545	18,059	(2,739,211)	(863)	2,210,341	103,403,871	—	—
EQ/Loomis Sayles Growth Portfolio*	6,616,458	50,830,800	9,030	(1,369,606)	40,945	9,118,667	58,629,836	—	—
EQ/MFS International Growth Portfolio	19,511,174	133,518,331	19,188	(2,910,412)	35,677	12,109,469	142,772,253	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	8,094,850	46,751,601	11,287	(1,712,007)	25,266	6,029,556	51,105,703	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/T. Rowe Price Growth Stock Portfolio*	531,527	25,483,894	4,514	(684,803)	(14,502)	4,210,297	28,999,400	—	—
EQ/Value Equity Portfolio	3,986,140	75,564,717	10,157	(1,540,806)	7,328	2,792,856	76,834,252	—	—
Fixed Income
1290 Diversified Bond Fund	1,196,364	10,626,029	142,483	—	—	70,549	10,839,061	206,620	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,306,642	19,935,413	3,386	(513,602)	1,414	611,145	20,037,756	—	—
1290 VT High Yield Bond Portfolio	637,816	5,255,876	—	—	—	196,473	5,452,349	—	—
EQ/Core Bond Index Portfolio	3,863,203	35,744,582	6,772	(1,027,204)	(3,530)	759,599	35,480,219	—	—
EQ/Core Plus Bond Portfolio	3,840,359	13,555,155	2,257	(342,401)	(5,665)	345,659	13,555,005	—	—
EQ/Intermediate Government Bond Portfolio	4,934,955	47,750,798	9,030	(1,369,606)	(20,710)	897,618	47,267,130	—	—
EQ/Long-Term Bond Portfolio	6,803,340	48,418,803	9,030	(1,369,606)	(21,432)	2,434,724	49,471,519	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,506,609	24,552,331	3,386	(513,602)	(2,104)	275,426	24,315,437	—	—
EQ/Quality Bond PLUS Portfolio	2,021,305	15,628,434	2,258	(342,401)	(25,365)	372,300	15,635,226	—	—
Multimanager Core Bond Portfolio	2,823,908	24,256,431	70,354	(513,602)	(59,073)	576,339	24,330,449	144,999	—

Total		2,905,700,705	660,935	(68,480,282)	(814,560)	176,810,427	3,013,877,225	351,619	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,839,061	$3,003,038,164	$—	$3,013,877,225

Total Assets	$10,839,061	$3,003,038,164	$—	$3,013,877,225

Total Liabilities	$—	$—	$—	$—

Total	$10,839,061	$3,003,038,164	$—	$3,013,877,225

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$517,595,074
Aggregate gross unrealized depreciation	(115,451,304)

Net unrealized appreciation	$402,143,770

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,611,733,455

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.7%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$328,660
Series 2022-A A 4.300%, 5/17/27§	105,000	100,897
Series 2023-A A 6.610%, 1/18/28§	105,000	104,374
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	51,394	50,540
Series 2021-3 C 0.980%, 11/15/27§	675,483	660,903
Series 2022-4 C 7.860%, 2/15/29§	70,000	72,184
AmeriCredit Automobile Receivables Trust,
Series 2020-2 B 0.970%, 2/18/26	13,940	13,744
Series 2021-2 B 0.690%, 1/19/27	190,000	179,512
Series 2021-3 C 1.410%, 8/18/27	425,000	389,297
Series 2022-1 B 2.770%, 4/19/27	680,000	645,777
Series 2022-2 A3 4.380%, 4/18/28	270,000	268,094
Series 2023-1 B 5.570%, 3/20/28	450,000	455,561
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	278,778	251,416
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-5A A 6.120%, 4/20/27§	420,000	429,225
Series 2023-2A A 5.200%, 10/20/27§	185,000	183,848
Series 2023-3A A 5.440%, 2/22/28§	1,535,000	1,534,299
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	95,415	95,372
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	573,393	553,250
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,154,955	1,106,692
Series 2021-4 A3 0.560%, 9/15/26	560,000	532,000
CarNow Auto Receivables Trust,
Series 2023-1A A 6.620%, 12/16/24§	213,241	213,469
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	37,627	34,529
Series 2021-N4 C 1.720%, 9/11/28	221,509	212,960
Series 2021-P3 A3 0.700%, 11/10/26	665,000	627,337
Series 2021-P4 A3 1.310%, 1/11/27	420,000	398,071
Series 2022-P3 A3 4.610%, 11/10/27	105,000	102,678
Series 2023-P1 A3 5.980%, 12/10/27§	905,000	911,415
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	11,799	11,642
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	437,217	367,600
Credit Acceptance Auto Loan Trust,
Series 2021-3A A 1.000%, 5/15/30§	250,000	241,737
Series 2022-3A A 6.570%, 10/15/32§	735,000	741,646
Series 2023-1A A 6.480%, 3/15/33§	730,000	739,711
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	171,312	166,451
Drive Auto Receivables Trust,
Series 2021-2 B 0.580%, 12/15/25	257,438	255,726
Series 2021-3 B 1.110%, 5/15/26	375,000	369,025
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	48,166	47,759
Series 2021-1A B 0.620%, 9/15/25§	10,596	10,568
Series 2021-2A B 0.810%, 1/15/27§	118,931	117,584
Series 2021-3A A 0.330%, 4/15/25§	107,766	107,411
Series 2021-4A C 1.500%, 9/15/27§	155,000	144,694
Series 2022-3A B 6.740%, 7/17/28§	565,000	571,793
Series 2023-1A B 5.190%, 10/16/28§	170,000	168,609
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	468,433	451,210
Series 2022-3 A2 4.380%, 7/20/29§	150,000	147,329
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	14,159	14,129
Series 2021-2A B 0.570%, 9/15/25	17,484	17,447
Series 2021-3A B 0.690%, 1/15/26	372,054	367,528
Series 2021-4A B 1.050%, 5/15/26	578,620	569,754
Series 2022-3A B 4.860%, 12/15/26	490,000	482,714
Series 2022-5A B 5.970%, 3/15/27	590,000	589,747
Series 2022-6A B 6.030%, 8/16/27	220,000	220,006

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-1A B 5.720%, 4/15/27	$375,000	$374,823
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	31,669	31,533
Series 2020-4 C 1.280%, 2/16/27§	65,000	62,186
Series 2021-1 B 0.680%, 2/16/27§	100,000	98,354
Series 2021-2 B 0.930%, 6/15/27§	145,000	140,772
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	1,003,247
Series 2022-4 A3 6.320%, 6/15/27§	420,000	425,016
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	11,979	11,896
Series 2021-1 A 1.370%, 10/17/33§	275,000	248,978
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	729,488	717,253
Series 2022-1 A3 1.830%, 12/15/26§	325,000	313,825
Series 2022-2 A3 4.590%, 6/15/27§	275,000	270,036
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	34,927	34,474
Series 2021-2A B 0.770%, 9/15/25§	161,181	159,982
Series 2021-3A B 0.780%, 11/17/25§	430,000	422,333
Series 2021-4A B 1.530%, 4/15/26§	800,000	771,144
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,375,822	1,347,145
GM Financial Consumer Automobile Receivables Trust,
Series 2020-1 A3 1.840%, 9/16/24	5,340	5,319
Series 2021-4 A2 0.280%, 11/18/24	103,665	102,908
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	172,133
Harley-Davidson Motorcycle Trust,
Series 2021-B A3 0.560%, 11/16/26	612,513	591,432
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	89,539	87,043
Honda Auto Receivables Owner Trust,
Series 2020-2 A3 0.820%, 7/15/24	22,848	22,616
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	61,229	60,810
Series 2022-3A A 5.180%, 11/15/32§	100,354	100,030
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	465,428	455,072
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	647,405
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	80,134	74,543
Series 2021-EA A 0.970%, 12/16/69§	1,069,876	907,703
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	607,267
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,148,145
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	2,700	2,697
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	963,172
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	124,495	123,798
Series 2021-1A C 1.530%, 2/15/28§	350,000	319,148
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	49,783
Santander Drive Auto Receivables Trust,
Series 2020-4 C 1.010%, 1/15/26	15,016	14,878
Series 2021-3 B 0.600%, 12/15/25	283,710	282,367
Series 2022-3 B 4.130%, 8/16/27	665,000	649,287
Series 2022-4 B 4.420%, 11/15/27	450,000	438,807
Series 2022-5 B 4.430%, 3/15/27	240,000	236,354
Series 2022-7 A3 5.750%, 4/15/27	100,000	101,754
Series 2023-1 C 5.090%, 5/15/30	115,000	113,170
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	309,047

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	$265,812	$240,187
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	77,290	71,835
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	102,216
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	10,604	10,527
Series 2021-C A3 0.430%, 1/15/26	745,000	713,739
United Auto Credit Securitization Trust,
Series 2022-1 B 2.100%, 3/10/25§	156,250	155,310
Series 2022-2 C 5.810%, 5/10/27§	255,000	250,547
Westlake Automobile Receivables Trust,
Series 2020-2A C 2.010%, 7/15/25§	81,702	81,253
Series 2020-3A C 1.240%, 11/17/25§	35,000	34,410
Series 2021-1A B 0.640%, 3/16/26§	150,530	149,303
Series 2021-2A B 0.620%, 7/15/26§	240,000	234,001
Series 2021-3A C 1.580%, 1/15/27§	855,000	801,561
Series 2023-1A C 5.740%, 8/15/28§	175,000	175,719
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	3,499	3,485
Series 2021-C A2 0.220%, 9/16/24	13,784	13,764
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	279,091

Total Asset-Backed Securities		35,714,557

Commercial Mortgage-Backed Securities (2.3%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	205,421
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	533,558
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	849,514
Series 2021-BN37 A5 2.618%, 11/15/64(l)	755,000	619,995
Series 2022-BNK40 A4 3.394%, 3/15/64(l)	400,000	349,389
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	626,896
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	620,387
Series 2021-B29 A5 2.388%, 9/15/54	695,000	560,601
Series 2021-B31 A5 2.669%, 12/15/54	605,000	496,666
BPR Trust,
Series 2021-NRD A 6.185%, 12/15/38(l)§	420,000	403,123
Series 2022-OANA A 6.725%, 4/15/37(l)§	310,000	297,885
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	248,309
Series 2014-USA A2 3.953%, 9/15/37§	575,000	519,472
DROP Mortgage Trust,
Series 2021-FILE A 5.830%, 10/15/43(l)§	420,000	387,394
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	226,784
Series K-F107 AS 4.776%, 3/25/28(l)	863,067	853,405
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	204,631
Series 2013-PEMB A 3.549%, 3/5/33(l)§	140,000	122,794
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7 3.914%, 8/5/34§	120,000	106,804
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.811%, 6/15/51(l)	1,190,000	967,173
Med Trust,
Series 2021-MDLN A 5.635%, 11/15/38(l)§	383,860	367,541
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.168%, 8/15/46(l)	735,000	724,563
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	221,196
Series 2021-L7 A5 2.574%, 10/15/54	775,000	629,576
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/15/40§	480,000	484,275
SPGN Mortgage Trust,
Series 2022-TFLM A 6.377%, 2/15/39(l)§	760,000	725,841
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5 D 4.987%, 1/15/59(l)	3,000,000	2,293,681

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2020-C57 A4 2.118%, 8/15/53	$355,000	$287,645
Series 2020-C58 A4 2.092%, 7/15/53	100,000	79,810
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,238,332
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	902,355
Series 2022-C62 A4 4.000%, 4/15/55(l)	715,000	649,850

Total Commercial Mortgage-Backed Securities		17,804,866

Convertible Bond (0.2%)
Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp.
1.500%, 2/1/24(e)	1,900,000	1,831,600

Total Information Technology		1,831,600

Total Convertible Bond		1,831,600

Corporate Bonds (30.5%)
Communication Services (1.7%)
Diversified Telecommunication Services (0.5%)
Altice France SA
8.125%, 2/1/27§	200,000	184,500
CCO Holdings LLC
5.500%, 5/1/26§	144,000	139,680
6.375%, 9/1/29§	409,000	390,595
4.750%, 3/1/30§	112,000	96,740
4.750%, 2/1/32§	228,000	191,235
4.500%, 5/1/32	496,000	404,240
4.500%, 6/1/33§	504,000	400,040
Level 3 Financing, Inc.
4.250%, 7/1/28§	267,000	149,854
Lumen Technologies, Inc.
5.125%, 12/15/26§	370,000	244,200
5.375%, 6/15/29§	399,000	193,515
Sprint Capital Corp.
8.750%, 3/15/32	207,000	250,398
Windstream Escrow LLC
7.750%, 8/15/28§	295,000	237,631
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	350,000	266,000
6.125%, 3/1/28§	364,000	220,220

		3,368,848

Entertainment (0.1%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	468,000	303,030
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	214,000	208,917
6.500%, 5/15/27§	230,000	232,300
Warnermedia Holdings, Inc.
5.141%, 3/15/52§	370,000	298,666

		1,042,913

Interactive Media & Services (0.0%)†
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	253,000	88,550

Media (0.7%)
Comcast Corp.
5.350%, 11/15/27	255,000	265,001
CSC Holdings LLC
5.750%, 1/15/30§	258,000	135,128
Gray Escrow II, Inc.
5.375%, 11/15/31§	217,000	141,593
Gray Television, Inc.
5.875%, 7/15/26§	185,000	156,325
4.750%, 10/15/30§	286,000	188,997
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	473,000	378,400
Nexstar Media, Inc.
5.625%, 7/15/27§	515,000	475,798
Outfront Media Capital LLC
5.000%, 8/15/27§	657,000	592,943
Sinclair Television Group, Inc.
5.500%, 3/1/30§	255,000	203,362
Sirius XM Radio, Inc.
3.125%, 9/1/26§	372,000	334,335
3.875%, 9/1/31§	360,000	279,450
Stagwell Global LLC
5.625%, 8/15/29§	446,000	390,250
TEGNA, Inc.
4.750%, 3/15/26§	409,000	383,437
5.000%, 9/15/29	177,000	153,990
Univision Communications, Inc.
7.375%, 6/30/30§	353,000	332,014
Videotron Ltd.
3.625%, 6/15/29§	175,000	148,750
VZ Secured Financing BV
5.000%, 1/15/32§	530,000	428,638
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	320,160

		5,308,571

Wireless Telecommunication Services (0.4%)
Sprint LLC
7.875%, 9/15/23	214,000	215,686
7.625%, 3/1/26	160,000	169,280
T-Mobile USA, Inc.
5.650%, 1/15/53	2,675,000	2,724,436

		3,109,402

Total Communication Services		12,918,284

Consumer Discretionary (3.4%)
Automobile Components (0.1%)
Aptiv plc
3.100%, 12/1/51	260,000	163,871
Denso Corp.
1.239%, 9/16/26§	565,000	502,601
Icahn Enterprises LP
6.375%, 12/15/25	195,000	191,587

		858,059

Automobiles (0.6%)
Ford Motor Co.
6.625%, 10/1/28	241,000	246,596
General Motors Co.
5.200%, 4/1/45	2,030,000	1,702,838
Hyundai Capital America
0.875%, 6/14/24§	270,000	256,140
2.100%, 9/15/28§	285,000	240,540
5.800%, 4/1/30§	580,000	580,994

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Kia Corp.
1.000%, 4/16/24§	$200,000	$191,440
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§	870,000	870,899
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	304,234

		4,393,681

Broadline Retail (0.1%)
Getty Images, Inc.
9.750%, 3/1/27§	780,000	779,025
K2016470219 South Africa Ltd.
3.000%, 12/1/26 PIK(r)§	245,575	—
Prosus NV
4.987%, 1/19/52§	275,000	204,188

		983,213

Distributors (0.1%)
Ferguson Finance plc
4.650%, 4/20/32§	375,000	355,640
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	196,000	205,412
Univar Solutions USA, Inc.
5.125%, 12/1/27§	171,000	171,213

		732,265

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	194,288

Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC
5.750%, 4/15/25§	220,000	220,275
3.875%, 1/15/28§	136,000	126,480
Caesars Entertainment, Inc.
6.250%, 7/1/25§	534,000	535,580
4.625%, 10/15/29§	207,000	181,529
7.000%, 2/15/30§	89,000	90,780
Carnival Corp.
6.000%, 5/1/29§	537,000	426,120
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	357,000	343,666
CEC Entertainment LLC
6.750%, 5/1/26§	185,000	175,750
Churchill Downs, Inc.
5.500%, 4/1/27§	246,000	240,158
Dave & Buster’s, Inc.
7.625%, 11/1/25§	414,000	420,728
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	292,650
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	383,000	383,000
3.625%, 2/15/32§	489,000	412,594
IRB Holding Corp.
7.000%, 6/15/25§	253,000	253,000
Life Time, Inc.
5.750%, 1/15/26§	396,000	383,748
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	359,000	265,660
Marriott International, Inc.
4.900%, 4/15/29	145,000	143,387
NCL Corp. Ltd.
8.375%, 2/1/28§	240,000	240,312
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	431,000	384,991
11.625%, 8/15/27§	210,000	224,962
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	234,960
Station Casinos LLC
4.500%, 2/15/28§	438,000	395,453
4.625%, 12/1/31§	281,000	237,304
Vail Resorts, Inc.
6.250%, 5/15/25§	118,000	118,342
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	352,000	323,287
Yum! Brands, Inc.
5.375%, 4/1/32	439,000	424,965

		7,479,681

Household Durables (0.2%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	603,000	517,073
M.D.C. Holdings, Inc.
3.966%, 8/6/61	485,000	287,658
Newell Brands, Inc.
6.625%, 9/15/29	160,000	161,182
Whirlpool Corp.
5.500%, 3/1/33	770,000	773,474

		1,739,387

Leisure Products (0.1%)
Brunswick Corp.
0.850%, 8/18/24	780,000	729,391
4.400%, 9/15/32	185,000	160,995

		890,386

Specialty Retail (1.1%)
Advance Auto Parts, Inc.
5.950%, 3/9/28	230,000	237,227
Asbury Automotive Group, Inc.
4.750%, 3/1/30	102,000	91,290
5.000%, 2/15/32§	266,000	232,391
AutoNation, Inc.
3.500%, 11/15/24	170,000	164,409
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	255,780
LBM Acquisition LLC
6.250%, 1/15/29§	374,000	287,045
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	207,975
Lowe’s Cos., Inc.
5.625%, 4/15/53	5,096,000	5,058,854
5.750%, 7/1/53	95,000	96,466
Sonic Automotive, Inc.
4.875%, 11/15/31§	237,000	190,785
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	626,000	567,313
SRS Distribution, Inc.
4.625%, 7/1/28§	232,000	205,487
6.000%, 12/1/29§	312,000	258,180
White Cap Buyer LLC
6.875%, 10/15/28§	337,000	291,505

		8,144,707

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.
4.125%, 8/15/31§	212,000	174,900

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Hanesbrands, Inc.
9.000%, 2/15/31§	$238,000	$243,653

		418,553

Total Consumer Discretionary		25,834,220

Consumer Staples (1.3%)
Beverages (0.1%)
Brown-Forman Corp.
4.750%, 4/15/33	255,000	257,363
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	481,544
Primo Water Holdings, Inc.
4.375%, 4/30/29§	233,000	203,292

		942,199

Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc.
3.250%, 3/15/26§	90,000	84,440
Performance Food Group, Inc.
6.875%, 5/1/25§	231,000	232,155
5.500%, 10/15/27§	115,000	112,099
United Natural Foods, Inc.
6.750%, 10/15/28§	300,000	278,823
US Foods, Inc.
6.250%, 4/15/25§	305,000	307,010
4.625%, 6/1/30§	297,000	267,300
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	770,000	747,765

		2,029,592

Food Products (0.5%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	310,000	310,225
B&G Foods, Inc.
5.250%, 4/1/25	218,000	203,012
JBS USA LUX SA
6.500%, 12/1/52§	330,000	313,946
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	230,897
Nestle Holdings, Inc.
4.850%, 3/14/33§	1,070,000	1,115,344
Post Holdings, Inc.
5.750%, 3/1/27§	117,000	114,075
4.625%, 4/15/30§	137,000	122,786
4.500%, 9/15/31§	461,000	407,524
Sigma Holdco BV
7.875%, 5/15/26§	219,000	173,010
Simmons Foods, Inc.
4.625%, 3/1/29§	605,000	491,641
Viterra Finance BV
2.000%, 4/21/26§	225,000	200,172

		3,682,632

Household Products (0.2%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	66,937
Colgate-Palmolive Co.
4.600%, 3/1/33	535,000	554,086
Energizer Holdings, Inc.
4.750%, 6/15/28§	327,000	295,363
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	187,000	163,157
Spectrum Brands, Inc.
5.750%, 7/15/25	80,000	79,000
5.500%, 7/15/30§	50,000	44,125
3.875%, 3/15/31§	284,000	234,371

		1,437,039

Personal Care Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	389,000	363,715
Kenvue, Inc.
5.050%, 3/22/53§	400,000	410,752
Prestige Brands, Inc.
3.750%, 4/1/31§	410,000	352,489

		1,126,956

Tobacco (0.1%)
BAT Capital Corp.
4.700%, 4/2/27	210,000	205,923
Philip Morris International, Inc.
5.125%, 2/15/30	610,000	615,313
Reynolds American, Inc.
4.850%, 9/15/23	310,000	309,680

		1,130,916

Total Consumer Staples		10,349,334

Energy (2.9%)
Energy Equipment & Services (0.1%)
Precision Drilling Corp.
7.125%, 1/15/26§	195,000	190,429
Transocean, Inc.
8.750%, 2/15/30§	185,000	188,700

		379,129

Oil, Gas & Consumable Fuels (2.8%)
Aethon United BR LP
8.250%, 2/15/26§	357,000	349,221
Antero Resources Corp.
7.625%, 2/1/29§	63,000	64,260
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	356,000	344,110
Blue Racer Midstream LLC
7.625%, 12/15/25§	259,000	254,791
6.625%, 7/15/26§	255,000	246,075
BP Capital Markets America, Inc.
4.812%, 2/13/33	540,000	547,792
Chevron Corp.
1.141%, 5/11/23	325,000	323,748
Crescent Energy Finance LLC
7.250%, 5/1/26§	308,000	288,257
Crestwood Midstream Partners LP
5.625%, 5/1/27§	140,000	134,543
6.000%, 2/1/29§	509,000	484,563
7.375%, 2/1/31§	206,000	206,000
CrownRock LP
5.625%, 10/15/25§	540,000	525,150
Delek Logistics Partners LP
6.750%, 5/15/25	380,000	372,400
7.125%, 6/1/28§	235,000	213,850
Devon Energy Corp.
7.875%, 9/30/31	580,000	656,954

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Diamondback Energy, Inc.
6.250%, 3/15/33	$3,370,000	$3,543,588
Enbridge, Inc.
5.700%, 3/8/33	700,000	727,223
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	249,000	217,875
Energy Transfer LP
7.500%, 7/1/38	170,000	189,811
Genesis Energy LP
8.000%, 1/15/27	311,000	305,946
7.750%, 2/1/28	672,000	646,800
Gray Oak Pipeline LLC
2.000%, 9/15/23§	335,000	329,440
Hess Corp.
7.875%, 10/1/29	200,000	224,117
7.300%, 8/15/31	360,000	401,004
Holly Energy Partners LP
6.375%, 4/15/27§	150,000	147,349
5.000%, 2/1/28§	255,000	234,600
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	221,245
Kinder Morgan, Inc.
5.200%, 6/1/33	320,000	315,693
Kinetik Holdings LP
5.875%, 6/15/30§	423,000	407,138
New Fortress Energy, Inc.
6.750%, 9/15/25§	4,040,000	3,891,409
NuStar Logistics LP
5.750%, 10/1/25	213,000	207,143
6.000%, 6/1/26	165,000	161,327
Occidental Petroleum Corp.
6.625%, 9/1/30	186,000	195,300
6.125%, 1/1/31	93,000	96,526
6.450%, 9/15/36	551,000	576,484
Permian Resources Operating LLC
5.875%, 7/1/29§	98,000	92,537
Phillips 66
4.950%, 12/1/27	560,000	561,011
Pioneer Natural Resources Co.
0.550%, 5/15/23	265,000	263,417
5.100%, 3/29/26	480,000	481,603
Southwestern Energy Co.
4.750%, 2/1/32	252,000	221,936
Summit Midstream Holdings LLC
8.500%, 10/15/26§	488,000	468,480
Sunoco LP
4.500%, 4/30/30	637,000	573,893
Targa Resources Corp.
6.500%, 2/15/53	755,000	764,527
Western Midstream Operating LP
6.150%, 4/1/33	55,000	55,616
Williams Cos., Inc. (The)
5.300%, 8/15/52	325,000	302,269

		21,837,021

Total Energy		22,216,150

Financials (9.9%)
Banks (4.2%)
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	695,000	712,088
ANZ New Zealand Int’l Ltd.
2.166%, 2/18/25§	455,000	430,619
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32(k)§	485,000	465,997
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	700,028
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	365,000	364,126
Bank of New Zealand
2.000%, 2/21/25§	250,000	235,921
2.285%, 1/27/27§	605,000	549,641
Bank of Nova Scotia (The)
4.850%, 2/1/30	635,000	625,357
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	228,154
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33(k)	415,000	455,300
BNP Paribas SA
(SOFR + 1.22%), 2.159%, 9/15/29(k)§	540,000	454,103
Canadian Imperial Bank of Commerce
3.945%, 8/4/25	890,000	868,994
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24(k)	675,000	671,405
(SOFR + 0.67%), 0.981%, 5/1/25(k)	115,000	109,385
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	690,000	632,330
Comerica Bank
2.500%, 7/23/24	250,000	226,921
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29(k)§	1,235,000	1,239,814
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26(k)§	335,000	307,519
5.301%, 7/12/28§	765,000	774,050

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25(k)§	$1,435,000	$1,339,259
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26(k)§	450,000	449,750
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	314,316
(United States SOFR Compounded Index + 1.95%), 5.896%, 10/9/26(k)§	1,280,000	1,290,305
Federation des Caisses Desjardins du Quebec
5.700%, 3/14/28§	1,045,000	1,068,166
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28(k)	995,000	998,397
HSBC Bank Canada
0.950%, 5/14/23§	350,000	348,323
HSBC Holdings plc
(SOFR + 1.97%), 6.161%, 3/9/29(k)	380,000	388,622
Huntington National Bank (The)
5.650%, 1/10/30	295,000	281,699
Intesa Sanpaolo SpA
7.000%, 11/21/25§	445,000	451,452
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25(k)	1,530,000	1,535,821
KeyBank NA
5.850%, 11/15/27	370,000	361,835
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29(k)	455,000	457,892
National Bank of Canada
0.750%, 8/6/24	1,580,000	1,484,909
National Securities Clearing Corp.
5.100%, 11/21/27§	640,000	645,716
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34(k)	540,000	554,702
NatWest Markets plc
2.375%, 5/21/23§	350,000	348,795
Nordea Bank Abp
1.500%, 9/30/26§	1,105,000	973,083
Royal Bank of Canada
6.000%, 11/1/27	420,000	437,446
Santander Holdings USA, Inc.
3.450%, 6/2/25	495,000	462,565
(SOFR + 2.36%), 6.499%, 3/9/29(k)	560,000	557,271
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26(k)	270,000	273,030
(SOFR + 2.60%), 6.534%, 1/10/29(k)	300,000	303,945
Societe Generale SA
2.625%, 1/22/25§	240,000	225,671
7.367%, 1/10/53§	205,000	200,401
Standard Chartered plc
6.301%, 1/9/29§	735,000	745,220
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	345,000	292,361
5.710%, 1/13/30	1,135,000	1,177,499
Sumitomo Mitsui Trust Bank Ltd.
0.850%, 3/25/24§	320,000	306,232
2.550%, 3/10/25§	365,000	346,430
Toronto-Dominion Bank (The)
5.156%, 1/10/28	770,000	776,859
Truist Financial Corp.
(SOFR + 1.85%), 5.122%, 1/26/34(k)	660,000	641,470
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	316,500
Wells Fargo & Co.
(SOFR + 1.56%), 4.540%, 8/15/26(k)	895,000	879,503
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.68%), 5.405%, 8/10/33(k)	635,000	610,927

		31,898,124

Capital Markets (1.6%)
Ameriprise Financial, Inc.
5.150%, 5/15/33	590,000	588,020
Ares Capital Corp.
4.250%, 3/1/25	695,000	658,557
2.875%, 6/15/28	475,000	390,857
Ares Finance Co. IV LLC
3.650%, 2/1/52§	460,000	299,471
Aretec Escrow Issuer, Inc.
7.500%, 4/1/29§	171,000	139,792
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	380,650
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	310,000	270,843
Barings BDC, Inc.
3.300%, 11/23/26	170,000	150,267

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Blackstone Private Credit Fund
2.625%, 12/15/26	$1,105,000	$926,821
Blackstone Secured Lending Fund
2.850%, 9/30/28	480,000	389,003
Blue Owl Finance LLC
4.375%, 2/15/32§	365,000	285,283
Credit Suisse AG
5.000%, 7/9/27	425,000	408,000
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26(k)	350,000	337,057
(SOFR + 3.18%), 6.720%, 1/18/29(k)	290,000	288,354
FS KKR Capital Corp.
3.125%, 10/12/28	365,000	296,628
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,605,000	3,097,716
Hercules Capital, Inc.
3.375%, 1/20/27	600,000	514,392
Main Street Capital Corp.
3.000%, 7/14/26	615,000	537,508
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27	340,000	314,962
Nomura Holdings, Inc.
2.329%, 1/22/27	560,000	493,880
Owl Rock Capital Corp.
3.750%, 7/22/25	260,000	239,224
OWL Rock Core Income Corp.
5.500%, 3/21/25	185,000	179,990
7.750%, 9/16/27§	120,000	117,413
Owl Rock Technology Finance Corp.
4.750%, 12/15/25§	820,000	738,271

		12,042,959

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	152,346
Ally Financial, Inc.
7.100%, 11/15/27	610,000	617,793
American Express Co.
4.900%, 2/13/26	445,000	447,040
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	381,078
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	292,000	259,880
7.000%, 1/15/26§	266,000	231,420
Capital One Financial Corp.
(SOFR + 0.69%), 1.343%, 12/6/24(k)	575,000	555,513
(SOFR + 2.08%), 5.468%, 2/1/29(k)	715,000	696,534
(SOFR + 1.27%), 2.618%, 11/2/32(k)	140,000	106,647
Curo Group Holdings Corp.
7.500%, 8/1/28§	449,000	178,477
Ford Motor Credit Co. LLC
2.300%, 2/10/25	268,000	247,758
7.350%, 3/6/30	200,000	205,514
4.000%, 11/13/30	410,000	349,144
General Motors Financial Co., Inc.
6.050%, 10/10/25	1,075,000	1,090,015
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28§	1,065,000	1,083,185
Hyundai Capital Services, Inc.
2.125%, 4/24/25§	270,000	252,838
John Deere Capital Corp.
4.750%, 1/20/28	600,000	611,753
Synchrony Financial
4.875%, 6/13/25	615,000	568,786

		8,035,721

Financial Services (0.8%)
Antares Holdings LP
3.750%, 7/15/27§	625,000	528,065
Armor Holdco, Inc.
8.500%, 11/15/29§	206,000	166,860
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	105,195
Freedom Mortgage Corp.
8.250%, 4/15/25§	392,000	361,620
6.625%, 1/15/27§	218,000	166,936
Global Payments, Inc.
1.500%, 11/15/24	450,000	423,027
Jackson Financial, Inc.
4.000%, 11/23/51	230,000	158,254
LSEGA Financing plc
0.650%, 4/6/24§	865,000	822,970
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	70,000	55,208
Nationwide Building Society
4.850%, 7/27/27§	305,000	299,993
ORIX Corp.
3.250%, 12/4/24	230,000	222,037
PHH Mortgage Corp.
7.875%, 3/15/26§	185,000	160,950
Rocket Mortgage LLC
2.875%, 10/15/26§	189,000	167,029
Shift4 Payments LLC
4.625%, 11/1/26§	486,000	454,410
Synchrony Bank
5.400%, 8/22/25	465,000	435,528
United Wholesale Mortgage LLC
5.500%, 4/15/29§	729,000	612,360
Verscend Escrow Corp.
9.750%, 8/15/26§	645,000	645,000
Western Union Co. (The)
1.350%, 3/15/26	175,000	154,407

		5,939,849

Insurance (2.3%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	434,000	401,993
Aon Corp.
5.350%, 2/28/33	290,000	300,360
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	337,799
Assurant, Inc.
4.200%, 9/27/23	28,000	27,845

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Athene Holding Ltd.
6.650%, 2/1/33	$445,000	$449,745
Brighthouse Financial Global Funding
0.600%, 6/28/23§	560,000	553,841
1.200%, 12/15/23§	335,000	323,930
1.750%, 1/13/25§	85,000	79,584
BroadStreet Partners, Inc.
5.875%, 4/15/29§	186,000	157,170
CNO Global Funding
2.650%, 1/6/29§	775,000	671,460
Corebridge Global Funding
0.650%, 6/17/24§	460,000	437,746
F&G Annuities & Life, Inc.
7.400%, 1/13/28§	510,000	511,576
F&G Global Funding
5.150%, 7/7/25§	485,000	477,388
2.000%, 9/20/28§	520,000	440,028
Five Corners Funding Trust III
5.791%, 2/15/33§	665,000	682,124
GA Global Funding Trust
1.250%, 12/8/23§	255,000	247,913
2.250%, 1/6/27§	775,000	693,030
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	145,015
Hill City Funding Trust
4.046%, 8/15/41§	350,000	252,109
HUB International Ltd.
7.000%, 5/1/26§	622,000	611,115
Jackson National Life Global Funding
1.750%, 1/12/25§	750,000	702,762
5.500%, 1/9/26§	680,000	681,196
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	250,246
5.450%, 3/15/53	455,000	461,954
MassMutual Global Funding II
5.050%, 12/7/27§	960,000	967,161
Met Tower Global Funding
0.700%, 4/5/24§	860,000	826,055
Metropolitan Life Global Funding I
0.700%, 9/27/24§	710,000	663,998
5.150%, 3/28/33§	560,000	564,235
New York Life Global Funding
4.850%, 1/9/28§	615,000	623,078
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	525,607
Protective Life Global Funding
0.502%, 4/12/23§	860,000	859,158
0.781%, 7/5/24§	630,000	598,479
4.714%, 7/6/27§	660,000	652,351
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.750%, 3/1/53(k)	765,000	740,138
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	150,000	148,216
RGA Global Funding
2.700%, 1/18/29§	590,000	514,114
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	257,883

		17,838,402

Total Financials		75,755,055

Health Care (1.5%)
Biotechnology (0.1%)
Amgen, Inc.
5.650%, 3/2/53	385,000	397,329
Grifols Escrow Issuer SA
4.750%, 10/15/28§	410,000	335,687

		733,016

Health Care Equipment & Supplies (0.3%)
Garden Spinco Corp.
8.625%, 7/20/30§	219,000	233,235
GE HealthCare Technologies, Inc.
5.550%, 11/15/24§	620,000	623,397
Medline Borrower LP
3.875%, 4/1/29§	290,000	250,331
5.250%, 10/1/29§	378,000	326,901
Medtronic Global Holdings SCA
4.250%, 3/30/28	285,000	283,807
Varex Imaging Corp.
7.875%, 10/15/27§	374,000	357,170

		2,074,841

Health Care Providers & Services (0.6%)
AdaptHealth LLC
6.125%, 8/1/28§	229,000	209,524
5.125%, 3/1/30§	250,000	211,505
Aetna, Inc.
2.800%, 6/15/23	325,000	323,453
CVS Health Corp.
5.625%, 2/21/53	770,000	774,007
HealthEquity, Inc.
4.500%, 10/1/29§	440,000	393,800
Humana, Inc.
0.650%, 8/3/23	1,100,000	1,084,389
McKesson Corp.
1.300%, 8/15/26	245,000	219,094
Tenet Healthcare Corp.
4.875%, 1/1/26	435,000	426,457
6.125%, 6/15/30§	220,000	216,590
UnitedHealth Group, Inc.
5.050%, 4/15/53	770,000	775,521
US Acute Care Solutions LLC
6.375%, 3/1/26§	359,000	318,612

		4,952,952

Health Care Technology (0.0%)†
IQVIA, Inc.
5.000%, 10/15/26§	200,000	195,250

Pharmaceuticals (0.5%)
1375209 BC Ltd.
9.000%, 1/30/28§	99,000	98,258
Astrazeneca Finance LLC
4.900%, 3/3/30	1,020,000	1,038,618
Bausch Health Cos., Inc.
5.500%, 11/1/25§	493,000	410,068

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
11.000%, 9/30/28§	$206,000	$151,564
Bayer US Finance II LLC
3.375%, 7/15/24§	170,000	166,158
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	484,000	471,295
3.500%, 4/1/30§	295,000	258,597
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	405,000	360,543
Johnson & Johnson
3.400%, 1/15/38	405,000	361,031
Organon & Co.
5.125%, 4/30/31§	200,000	176,966
P&L Development LLC
7.750%, 11/15/25§	277,000	221,600

		3,714,698

Total Health Care		11,670,757

Industrials (2.6%)
Aerospace & Defense (0.3%)
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23	1,525,000	1,493,330
Northrop Grumman Corp.
4.950%, 3/15/53	770,000	758,535
Rolls-Royce plc
5.750%, 10/15/27§	400,000	400,908

		2,652,773

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
5.050%, 3/3/53	770,000	784,689

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	44,000	43,120
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	181,000	167,296
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	220,000	162,800
Fortune Brands Innovations, Inc.
4.500%, 3/25/52	580,000	438,879
JELD-WEN, Inc.
6.250%, 5/15/25§	207,000	206,482
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	232,000	204,740
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	240,590
Summit Materials LLC
5.250%, 1/15/29§	178,000	168,365

		1,632,272

Commercial Services & Supplies (0.7%)
ACCO Brands Corp.
4.250%, 3/15/29§	369,000	317,606
ADT Security Corp. (The)
4.125%, 6/15/23	18,000	17,910
4.875%, 7/15/32§	405,000	352,350
Allied Universal Holdco LLC
6.625%, 7/15/26§	612,000	586,449
9.750%, 7/15/27§	474,000	421,026
6.000%, 6/1/29§	48,000	35,520
Aramark Services, Inc.
5.000%, 4/1/25§	360,000	355,122
6.375%, 5/1/25§	304,000	305,265
Cimpress plc
7.000%, 6/15/26	150,000	122,107
Garda World Security Corp.
9.500%, 11/1/27§	710,000	674,713
6.000%, 6/1/29§	405,000	321,975
GFL Environmental, Inc.
5.125%, 12/15/26§	296,000	288,600
KAR Auction Services, Inc.
5.125%, 6/1/25§	220,000	216,700
Madison IAQ LLC
5.875%, 6/30/29§	125,000	95,625
Matthews International Corp.
5.250%, 12/1/25§	567,000	538,650
Neptune Bidco US, Inc.
9.290%, 4/15/29§	237,000	219,723
Republic Services, Inc.
5.000%, 4/1/34	145,000	146,919
Waste Management, Inc.
4.625%, 2/15/30	540,000	537,632

		5,553,892

Construction & Engineering (0.1%)
Dycom Industries, Inc.
4.500%, 4/15/29§	348,000	314,070
Pike Corp.
5.500%, 9/1/28§	422,000	368,195
Weekley Homes LLC
4.875%, 9/15/28§	196,000	165,620

		847,885

Ground Transportation (0.6%)
NESCO Holdings II, Inc.
5.500%, 4/15/29§	453,000	409,820
Penske Truck Leasing Co. LP
5.550%, 5/1/28§	815,000	812,076
Ryder System, Inc.
3.350%, 9/1/25	160,000	152,548
5.650%, 3/1/28	1,075,000	1,085,874
Triton Container International Ltd.
0.800%, 8/1/23§	790,000	773,953
Watco Cos. LLC
6.500%, 6/15/27§	836,000	781,660
Williams Scotsman International, Inc.
6.125%, 6/15/25§	16,000	15,760
XPO Escrow Sub LLC
7.500%, 11/15/27§	309,000	321,539

		4,353,230

Machinery (0.3%)
ATS Corp.
4.125%, 12/15/28§	324,000	286,740
Chart Industries, Inc.
7.500%, 1/1/30§	247,000	254,588
CNH Industrial Capital LLC
3.950%, 5/23/25	795,000	774,205
Stanley Black & Decker, Inc.
6.000%, 3/6/28	610,000	627,675

		1,943,208

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	$315,000	$272,081
Science Applications International Corp.
4.875%, 4/1/28§	261,000	242,730

		514,811

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	300,000	264,412
Aircastle Ltd.
2.850%, 1/26/28§	450,000	380,921
Aviation Capital Group LLC
3.875%, 5/1/23§	325,000	324,334
WESCO Distribution, Inc.
7.125%, 6/15/25§	60,000	60,825
7.250%, 6/15/28§	480,000	492,864

		1,523,356

Total Industrials		19,806,116

Information Technology (2.8%)
Communications Equipment (0.2%)
CommScope Technologies LLC
6.000%, 6/15/25§	267,000	250,980
CommScope, Inc.
6.000%, 3/1/26§	479,000	460,946
8.250%, 3/1/27§	287,000	228,384
4.750%, 9/1/29§	436,000	362,207

		1,302,517

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp.
4.750%, 3/30/26	130,000	130,405
Avnet, Inc.
6.250%, 3/15/28	1,065,000	1,079,602
5.500%, 6/1/32	275,000	266,938
CDW LLC
3.276%, 12/1/28	725,000	637,746
Coherent Corp.
5.000%, 12/15/29§	181,000	164,294
Flex Ltd.
6.000%, 1/15/28	370,000	373,437
Likewize Corp.
9.750%, 10/15/25§	249,000	225,507
Sensata Technologies, Inc.
3.750%, 2/15/31§	228,000	199,500
Trimble, Inc.
6.100%, 3/15/33	355,000	356,447

		3,433,876

IT Services (0.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	293,000	241,725
DXC Technology Co.
2.375%, 9/15/28	790,000	667,404
International Business Machines Corp.
4.500%, 2/6/28	775,000	772,521
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	320,000
Northwest Fiber LLC
6.000%, 2/15/28§	141,000	104,340
Presidio Holdings, Inc.
8.250%, 2/1/28§	254,000	240,665
Unisys Corp.
6.875%, 11/1/27§	410,000	260,485

		2,607,140

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc.
4.000%, 4/15/29§	375,000	350,467
Marvell Technology, Inc.
4.200%, 6/22/23	165,000	164,294
Microchip Technology, Inc.
2.670%, 9/1/23	115,000	113,330
Micron Technology, Inc.
6.750%, 11/1/29	725,000	766,904
Qorvo, Inc.
1.750%, 12/15/24§	165,000	153,095
Texas Instruments, Inc.
5.000%, 3/14/53	380,000	393,985

		1,942,075

Software (1.2%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	373,000	370,911
Alteryx, Inc.
8.750%, 3/15/28§	222,000	223,436
AthenaHealth Group, Inc.
6.500%, 2/15/30§	508,000	409,706
Black Knight InfoServ LLC
3.625%, 9/1/28§	172,000	155,820
Boxer Parent Co., Inc.
7.125%, 10/2/25§	300,000	300,750
Camelot Finance SA
4.500%, 11/1/26§	504,000	474,390
Central Parent, Inc.
7.250%, 6/15/29§	218,000	214,185
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	614,000	555,283
Cloud Software Group Holdings, Inc.
6.500%, 3/31/29§	194,000	170,730
Gen Digital, Inc.
5.000%, 4/15/25§	462,000	452,760
7.125%, 9/30/30§	267,000	265,665
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	271,322
Infor, Inc.
1.450%, 7/15/23§	80,000	78,991
McAfee Corp.
7.375%, 2/15/30§	528,000	440,880
NCR Corp.
5.000%, 10/1/28§	342,000	299,677
5.125%, 4/15/29§	501,000	432,784
Open Text Holdings, Inc.
4.125%, 12/1/31§	526,000	432,635
Oracle Corp.
3.850%, 7/15/36	170,000	143,399
Rocket Software, Inc.
6.500%, 2/15/29§	477,000	374,892
SS&C Technologies, Inc.
5.500%, 9/30/27§	885,000	856,238
VMware, Inc.
0.600%, 8/15/23	1,500,000	1,471,804
ZoomInfo Technologies LLC
3.875%, 2/1/29§	883,000	762,691

		9,158,949

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
3.375%, 12/15/41§	$2,750,000	$1,921,027
Hewlett Packard Enterprise Co.
5.900%, 10/1/24	1,000,000	1,012,880

		2,933,907

Total Information Technology		21,378,464

Materials (1.5%)
Chemicals (0.6%)
Avient Corp.
5.750%, 5/15/25§	150,000	148,500
7.125%, 8/1/30§	283,000	291,051
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	285,060
Cabot Corp.
5.000%, 6/30/32	360,000	350,675
Eastman Chemical Co.
5.750%, 3/8/33	315,000	318,357
HB Fuller Co.
4.250%, 10/15/28	308,000	272,195
Illuminate Buyer LLC
9.000%, 7/1/28§	726,000	648,862
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	182,532
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	244,000	204,960
Minerals Technologies, Inc.
5.000%, 7/1/28§	459,000	416,523
NOVA Chemicals Corp.
4.875%, 6/1/24§	166,000	163,332
Nufarm Australia Ltd.
5.000%, 1/27/30§	334,000	293,920
Olin Corp.
5.625%, 8/1/29	298,000	286,453
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	328,635
6.250%, 10/1/29§	200,000	148,000
WR Grace Holdings LLC
5.625%, 8/15/29§	529,000	448,328

		4,787,383

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	280,000	273,063
ARD Finance SA
6.500%, 6/30/27 PIK§	410,000	312,625
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	164,648
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	373,000
5.250%, 8/15/27§	200,000	156,876
Ball Corp.
6.875%, 3/15/28	296,000	303,400
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	324,000	293,602
Crown Americas LLC
5.250%, 4/1/30	432,000	415,977
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	345,000	296,700
LABL, Inc.
6.750%, 7/15/26§	298,000	286,453
10.500%, 7/15/27§	522,000	482,850
5.875%, 11/1/28§	189,000	168,210
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	302,000	301,055
9.250%, 4/15/27§	954,000	878,872
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	276,000	276,213
Sealed Air Corp.
6.125%, 2/1/28§	150,000	150,563
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	450,000	431,100

		5,565,207

Metals & Mining (0.2%)
First Quantum Minerals Ltd.
7.500%, 4/1/25§	920,000	914,070
Kaiser Aluminum Corp.
4.500%, 6/1/31§	313,000	256,269
Northern Star Resources Ltd.
6.125%, 4/11/33§	300,000	297,377

		1,467,716

Total Materials		11,820,306

Real Estate (1.0%)
Diversified REITs (0.2%)
Simon Property Group LP (REIT)
5.850%, 3/8/53	760,000	752,720
VICI Properties LP (REIT)
4.625%, 6/15/25§	258,000	248,540

		1,001,260

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	283,000	259,652
4.875%, 5/15/29§	400,000	344,120
XHR LP (REIT)
6.375%, 8/15/25§	291,000	285,456
4.875%, 6/1/29§	131,000	111,023

		1,000,251

Office REITs (0.1%)
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	640,000	480,748
Office Properties Income Trust (REIT)
2.400%, 2/1/27	465,000	303,933
3.450%, 10/15/31	275,000	153,577
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	48,551

		986,809

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	328,000	291,920

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	$651,000	$632,440
Howard Hughes Corp. (The)
4.375%, 2/1/31§	211,000	172,493

		1,096,853

Specialized REITs (0.4%)
Equinix, Inc. (REIT)
2.500%, 5/15/31	3,408,000	2,787,443
Extra Space Storage LP (REIT)
5.700%, 4/1/28	175,000	175,897
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	354,000	329,397

		3,292,737

Total Real Estate		7,377,910

Utilities (1.9%)
Electric Utilities (1.1%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	150,000	98,180
American Electric Power Co., Inc.
2.031%, 3/15/24	430,000	415,514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)	395,000	307,606
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53	110,000	112,237
DTE Electric Co.
5.400%, 4/1/53	290,000	299,483
Duke Energy Corp.
3.150%, 8/15/27	170,000	159,783
Edison International
4.700%, 8/15/25	950,000	941,993
Entergy Corp.
0.900%, 9/15/25	145,000	130,479
Exelon Corp.
5.600%, 3/15/53	385,000	392,513
Indiana Michigan Power Co.
5.625%, 4/1/53	170,000	175,456
Interstate Power & Light Co.
3.100%, 11/30/51	355,000	241,892
Louisville Gas and Electric Co.
Series LOU 5.450%, 4/15/33	210,000	217,268
New England Power Co.
2.807%, 10/6/50§	130,000	84,505
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25	390,000	396,155
5.250%, 2/28/53	765,000	749,538
NRG Energy, Inc.
7.000%, 3/15/33§	625,000	647,708
Pacific Gas and Electric Co.
4.950%, 6/8/25	470,000	463,270
Pennsylvania Electric Co.
5.150%, 3/30/26§	105,000	105,281
PPL Electric Utilities Corp.
5.250%, 5/15/53	755,000	775,903
Public Service Co. of Colorado
5.250%, 4/1/53	590,000	597,623
Public Service Electric & Gas Co.
2.700%, 5/1/50	40,000	25,964
Southern California Edison Co.
5.300%, 3/1/28	175,000	178,634
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	75,000	53,691
Vistra Operations Co. LLC
5.125%, 5/13/25§	630,000	612,332
Wisconsin Power & Light Co.
4.950%, 4/1/33	250,000	249,719

		8,432,727

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	745,000	769,376
Southwest Gas Corp.
5.450%, 3/23/28	175,000	176,019
3.180%, 8/15/51	405,000	266,672

		1,212,067

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
3.300%, 7/15/25§	110,000	104,224
Constellation Energy Generation LLC
5.800%, 3/1/33	370,000	381,773

		485,997

Multi-Utilities (0.5%)
Ameren Corp.
1.750%, 3/15/28	90,000	78,045
Black Hills Corp.
5.950%, 3/15/28	225,000	232,575
Consolidated Edison Co. of New York, Inc.
5.200%, 3/1/33	500,000	512,229
Consumers Energy Co.
4.625%, 5/15/33	760,000	755,146
DTE Energy Co.
4.220%, 11/1/24(e)	775,000	765,674
NiSource, Inc.
5.250%, 3/30/28	250,000	253,687
Puget Energy, Inc.
4.224%, 3/15/32	245,000	223,978
San Diego Gas & Electric Co.
5.350%, 4/1/53	505,000	515,129
Sempra Energy
3.700%, 4/1/29	255,000	235,671
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)	505,000	397,056

		3,969,190

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		$488,000	$469,353

Total Utilities			14,569,334

Total Corporate Bonds			233,695,930

Foreign Government Securities (13.7%)
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	354,000,000	17,401,644
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	178,630,000	30,047,223
Republic of South Africa
Series 2048 8.750%, 2/28/48	ZAR	562,800,000	24,248,212
Titulos de Tesoreria
Series B 7.000%, 3/26/31	COP	128,885,000,000	20,990,169
7.250%, 10/26/50		94,640,000,000	12,263,115

Total Foreign Government Securities			104,950,363

Mortgage-Backed Securities (22.5%)
FHLMC UMBS
4.000%, 6/1/38		$7,848	7,728
4.000%, 8/1/48		113,122	109,668
4.000%, 11/1/48		6,518	6,315
4.000%, 2/1/49		51,490	49,869
4.000%, 7/1/49		242,741	234,741
4.000%, 12/1/49		6,791	6,561
2.500%, 5/1/50		357,129	309,597
2.500%, 6/1/50		384,092	332,972
2.000%, 11/1/50		272,830	226,326
2.500%, 3/1/52		3,839,151	3,310,785
2.500%, 4/1/52		6,031,152	5,201,109
3.000%, 4/1/52		2,868,627	2,573,708
4.000%, 7/1/52		15,190,875	14,520,488
5.500%, 12/1/52		2,920,277	2,951,087
FNMA UMBS
4.000%, 10/1/48		272,988	264,566
3.500%, 8/1/49		2,173,280	2,037,165
3.000%, 7/1/50		1,774,863	1,600,712
3.000%, 8/1/50		826,396	744,793
2.500%, 9/1/50		204,356	177,030
3.500%, 1/1/51		2,794,983	2,619,056
2.000%, 2/1/52		20,591,375	17,016,208
2.000%, 3/1/52		1,168,310	965,522
3.000%, 3/1/52		2,867,895	2,574,844
3.000%, 4/1/52		6,137,678	5,506,674
2.500%, 5/1/52		2,933,711	2,529,727
3.000%, 5/1/52		6,066,698	5,442,991
4.000%, 6/1/52		15,397,353	14,738,304
3.000%, 7/1/52		2,861,353	2,565,394
3.500%, 8/1/52		3,283,010	3,048,407
5.000%, 11/1/52		16,822,210	16,767,750
5.500%, 12/1/52		7,306,283	7,383,366
5.500%, 1/1/53		17,006,625	17,180,735
GNMA
3.500%, 12/20/49		566,011	536,580
3.000%, 5/20/52		3,440,851	3,127,485
3.000%, 6/20/52		3,335,634	3,031,851
5.000%, 10/20/52		4,249,555	4,255,030
5.500%, 10/20/52		13,248,161	13,399,066
5.000%, 2/20/53		7,413,844	7,421,080
5.000%, 3/20/53		8,010,000	8,015,315

Total Mortgage-Backed Securities			172,790,605

U.S. Treasury Obligations (22.8%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,960,000	11,523,262
2.000%, 11/15/41		5,505,000	4,142,597
3.250%, 5/15/42		1,800,000	1,657,546
3.375%, 8/15/42		3,370,000	3,158,209
2.000%, 2/15/50		1,975,000	1,393,154
1.625%, 11/15/50		710,000	453,053
1.875%, 2/15/51		1,270,000	863,250
2.375%, 5/15/51		7,640,000	5,837,567
2.250%, 2/15/52		36,950,000	27,423,688
2.875%, 5/15/52		67,290,000	57,290,343
3.000%, 8/15/52		3,715,000	3,247,775
U.S. Treasury Notes
4.125%, 1/31/25		4,320,000	4,316,791
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 4.931%, 1/31/25(k)		28,190,000	28,193,318
4.125%, 10/31/27		3,590,000	3,655,865
3.875%, 11/30/27		5,500,000	5,551,543
3.875%, 12/31/27		6,765,000	6,828,557
4.125%, 11/15/32		8,830,000	9,271,932

Total U.S. Treasury Obligations			174,808,450

Total Long-Term Debt Securities (96.7%) (Cost $781,754,738)			741,596,371

Total Investments in Securities (96.7%) (Cost $781,754,738)			741,596,371
Other Assets Less Liabilities (3.3%)			24,978,192

Net Assets (100%)			$766,574,563

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2023, the market value of these securities amounted to $150,047,471 or 19.6% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of March 31, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.

(r)	Fair value determined using significant unobservable inputs.

Glossary:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Country Diversification
As a Percentage of Total Net Assets
Australia	0.2%
Bermuda	0.1
Brazil	3.9
Canada	1.5
China	0.0	#
Colombia	4.3
Denmark	0.2
Finland	0.1
France	0.3
Germany	0.3
Ireland	0.2
Italy	0.1
Japan	0.5
Luxembourg	0.1
Mexico	2.3
Netherlands	0.4
New Zealand	0.2
Norway	0.2
South Africa	3.2
South Korea	0.1
Spain	0.0	#
Switzerland	0.1
United Arab Emirates	0.0	#
United Kingdom	0.9
United States	77.4
Zambia	0.1
Cash and Other	3.3

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of March 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	518	6/2023	USD	56,725,047	1,335,597
U.S. Treasury 10 Year Note	367	6/2023	USD	42,176,328	1,271,717
U.S. Treasury 10 Year Ultra
Note	393	6/2023	USD	47,608,266	(95,665)
U.S. Treasury Ultra Bond	261	6/2023	USD	36,833,625	1,449,141

					3,960,790

Short Contracts
Japan 10 Year Bond	(197)	6/2023	JPY	(219,767,577)	(3,911,292)

					(3,911,292)

					49,498

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Forward Foreign Currency Contracts outstanding as of March 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	57,670,000	USD	11,123,112	HSBC Bank plc**	4/19/2023	227,982
PLN	71,810,000	USD	16,468,280	HSBC Bank plc	4/20/2023	151,913
CAD	24,970,000	USD	18,413,707	Morgan Stanley	4/25/2023	67,644
COP	8,000,000,000	USD	1,601,201	JPMorgan Chase Bank**	4/27/2023	108,711
MXN	148,900,000	USD	7,759,169	Citibank NA	4/28/2023	465,252
USD	39,196,773	EUR	35,860,000	JPMorgan Chase Bank	5/5/2023	238,832
PEN	111,500,000	USD	29,339,499	HSBC Bank plc**	5/9/2023	220,694
ZAR	149,900,000	USD	8,202,911	Goldman Sachs Bank USA	5/15/2023	185,231
USD	11,071,139	AUD	16,360,000	JPMorgan Chase Bank	6/7/2023	109,188
CHF	24,110,000	USD	26,094,486	Barclays Bank plc	6/13/2023	461,556
CHF	6,950,000	USD	7,636,314	Citibank NA	6/13/2023	18,788
USD	19,083,054	JPY	2,467,000,000	Citibank NA	6/16/2023	298,418
USD	18,533,054	JPY	2,432,000,000	Morgan Stanley	6/16/2023	14,921
SEK	78,000,000	USD	7,531,087	Morgan Stanley	6/22/2023	15,644
NOK	216,400,000	USD	20,641,567	Morgan Stanley	6/23/2023	103,598
NZD	24,390,000	USD	15,206,794	Barclays Bank plc	6/26/2023	43,507

Total unrealized appreciation						2,731,879

SEK	199,600,000	USD	19,346,897	Barclays Bank plc	4/14/2023	(104,875)
USD	19,108,707	SEK	199,600,000	HSBC Bank plc	4/14/2023	(133,315)
USD	17,857,554	BRL	94,050,000	HSBC Bank plc**	4/19/2023	(654,157)
USD	16,414,465	PLN	71,810,000	HSBC Bank plc	4/20/2023	(205,728)
CAD	15,300,000	USD	11,363,974	Citibank NA	4/25/2023	(39,798)
COP	86,930,000,000	USD	18,893,283	JPMorgan Chase Bank**	4/27/2023	(312,953)
USD	15,405,506	COP	72,610,000,000	JPMorgan Chase Bank**	4/27/2023	(114,083)
USD	24,008,097	MXN	452,400,000	JPMorgan Chase Bank	4/28/2023	(980,002)
EUR	52,040,000	USD	57,027,001	Citibank NA	5/5/2023	(491,272)
EUR	17,720,000	USD	19,338,811	HSBC Bank plc	5/5/2023	(87,982)
USD	17,733,153	EUR	16,710,000	Barclays Bank plc	5/5/2023	(420,422)
USD	28,912,226	PEN	111,500,000	HSBC Bank plc**	5/9/2023	(647,967)
USD	17,693,624	ZAR	316,500,000	HSBC Bank plc	5/15/2023	(17,164)
USD	7,076,573	ZAR	130,700,000	National Australia Bank Ltd.	5/15/2023	(237,171)
USD	11,126,472	CNY	76,460,000	HSBC Bank plc**	5/17/2023	(41,475)
AUD	16,360,000	USD	11,004,063	Goldman Sachs Bank USA	6/7/2023	(42,112)
CHF	6,740,000	USD	7,486,809	Goldman Sachs Bank USA	6/13/2023	(63,013)
USD	44,182,479	CHF	41,190,000	Goldman Sachs Bank USA	6/13/2023	(1,186,387)
JPY	2,467,000,000	USD	18,855,090	Morgan Stanley	6/16/2023	(70,454)

Total unrealized depreciation						(5,850,330)

Net unrealized depreciation						(3,118,451)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Asset-Backed Securities	$—	$35,714,557	$—		$35,714,557
Commercial Mortgage-Backed Securities	—	17,804,866	—		17,804,866
Convertible Bond
Information Technology	—	1,831,600	—		1,831,600
Corporate Bonds
Communication Services	—	12,918,284	—		12,918,284
Consumer Discretionary	—	25,834,220	—	(b)	25,834,220
Consumer Staples	—	10,349,334	—		10,349,334
Energy	—	22,216,150	—		22,216,150
Financials	—	75,755,055	—		75,755,055
Health Care	—	11,670,757	—		11,670,757
Industrials	—	19,806,116	—		19,806,116
Information Technology	—	21,378,464	—		21,378,464
Materials	—	11,820,306	—		11,820,306
Real Estate	—	7,377,910	—		7,377,910
Utilities	—	14,569,334	—		14,569,334
Foreign Government Securities	—	104,950,363	—		104,950,363
Forward Currency Contracts	—	2,731,879	—		2,731,879
Futures	4,056,455	—	—		4,056,455
Mortgage-Backed Securities	—	172,790,605	—		172,790,605
U.S. Treasury Obligations	—	174,808,450	—		174,808,450

Total Assets	$4,056,455	$744,328,250	$—		$748,384,705

Liabilities:
Forward Currency Contracts	$—	$(5,850,330)	$—		$(5,850,330)
Futures	(4,006,957)	—	—		(4,006,957)

Total Liabilities	$(4,006,957)	$(5,850,330)	$—		$(9,857,287)

Total	$49,498	$738,477,920	$—		$738,527,418

(a)

It is the Fund’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,103,808
Aggregate gross unrealized depreciation	(55,726,023)

Net unrealized depreciation	$(42,622,215)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$781,149,633

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (33.0%)
EQ/American Century Mid Cap Value Portfolio‡	25,221	$548,680
EQ/Emerging Markets Equity PLUS Portfolio‡	91,340	778,700
EQ/Equity 500 Index Portfolio‡	62,964	3,850,365
EQ/International Equity Index Portfolio‡	133,653	1,355,694
EQ/Janus Enterprise Portfolio*‡	61,530	1,291,250
EQ/MFS International Growth Portfolio‡	112,046	819,892
EQ/Small Company Index Portfolio‡	46,736	475,127
EQ/Value Equity Portfolio‡	24,211	466,675
Multimanager Aggressive Equity Portfolio*‡	9,407	526,920

Total Equity		10,113,303

Fixed Income (67.1%)
1290 Diversified Bond Fund‡	412,345	3,735,846
1290 VT High Yield Bond Portfolio‡	345,222	2,951,117
EQ/Core Bond Index Portfolio‡	304,333	2,795,041
EQ/Core Plus Bond Portfolio‡	1,192,017	4,207,366
EQ/Long-Term Bond Portfolio‡	322,884	2,347,903
EQ/PIMCO Ultra Short Bond Portfolio‡	199,511	1,935,359
EQ/Quality Bond PLUS Portfolio‡	339,263	2,624,271

Total Fixed Income		20,596,903

Total Investments in Securities (100.1%) (Cost $30,128,446)		30,710,206
Other Assets Less Liabilities (-0.1%)		(18,710)

Net Assets (100%)		$30,691,496

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	25,221	710,952	5,757	(180,836)	58,400	(45,593)	548,680	—	—
EQ/Emerging Markets Equity PLUS Portfolio	91,340	840,892	5,233	(105,305)	585	37,295	778,700	—	—
EQ/Equity 500 Index Portfolio	62,964	3,863,304	30,353	(320,769)	178,109	99,368	3,850,365	—	—
EQ/International Equity Index Portfolio	133,653	1,589,603	10,992	(386,141)	4,946	136,294	1,355,694	—	—
EQ/Janus Enterprise Portfolio*	61,530	1,300,818	6,803	(121,897)	(3,519)	109,045	1,291,250	—	—
EQ/MFS International Growth Portfolio	112,046	873,106	6,281	(136,366)	5,836	71,035	819,892	—	—
EQ/Small Company Index Portfolio	46,736	501,544	4,186	(44,244)	6,834	6,807	475,127	—	—
EQ/Value Equity Portfolio	24,211	537,295	4,186	(94,244)	(3,897)	23,335	466,675	—	—
Multimanager Aggressive Equity Portfolio*	9,407	505,200	4,186	(44,244)	731	61,047	526,920	—	—
Fixed Income
1290 Diversified Bond Fund	412,345	3,605,699	109,110	—	—	21,037	3,735,846	71,215	—
1290 VT High Yield Bond Portfolio	345,222	2,948,865	93,841	(199,098)	(629)	108,138	2,951,117	—	—
EQ/Core Bond Index Portfolio	304,333	2,748,812	305,354	(320,769)	(1,168)	62,812	2,795,041	—	—
EQ/Core Plus Bond Portfolio	1,192,017	4,276,508	106,691	(282,056)	(12,171)	118,394	4,207,366	—	—
EQ/Long-Term Bond Portfolio	322,884	2,369,459	14,655	(154,854)	(25,204)	143,847	2,347,903	—	—
EQ/PIMCO Ultra Short Bond Portfolio	199,511	1,958,274	70,990	(116,141)	260	21,976	1,935,359	—	—
EQ/Quality Bond PLUS Portfolio	339,263	2,786,526	89,834	(315,239)	(20,632)	83,782	2,624,271	—	—

Total		31,416,857	868,452	(2,822,203)	188,481	1,058,619	30,710,206	71,215	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,735,846	$26,974,360	$—	$30,710,206

Total Assets	$3,735,846	$26,974,360	$—	$30,710,206

Total Liabilities	$—	$—	$—	$—

Total	$3,735,846	$26,974,360	$—	$30,710,206

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,438,341
Aggregate gross unrealized depreciation	(3,933,150)

Net unrealized appreciation	$505,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,205,015

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (58.4%)
EQ/American Century Mid Cap Value Portfolio‡	209,370	$4,554,760
EQ/Emerging Markets Equity PLUS Portfolio‡	672,880	5,736,491
EQ/Equity 500 Index Portfolio‡	564,400	34,514,267
EQ/International Equity Index Portfolio‡	1,296,581	13,151,691
EQ/Janus Enterprise Portfolio*‡	276,513	5,802,805
EQ/MFS International Growth Portfolio‡	1,070,500	7,833,343
EQ/Small Company Index Portfolio‡	817,064	8,306,409
EQ/Value Equity Portfolio‡	144,131	2,778,181
Multimanager Aggressive Equity Portfolio*‡	41,965	2,350,617

Total Equity		85,028,564

Fixed Income (41.6%)
1290 Diversified Bond Fund‡	971,852	8,804,983
1290 VT High Yield Bond Portfolio‡	1,146,434	9,800,252
EQ/Core Bond Index Portfolio‡	909,406	8,352,117
EQ/Core Plus Bond Portfolio‡	3,417,129	12,061,164
EQ/Long-Term Bond Portfolio‡	1,124,026	8,173,525
EQ/PIMCO Ultra Short Bond Portfolio‡	599,750	5,817,897
EQ/Quality Bond PLUS Portfolio‡	965,510	7,468,429

Total Fixed Income		60,478,367

Total Investments in Securities (100.0%) (Cost $124,201,859)		145,506,931
Other Assets Less Liabilities (0.0%)†		20,099

Net Assets (100%)		$145,527,030

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	209,370	4,696,035	36,701	(240,998)	3,908	59,114	4,554,760	—	—
EQ/Emerging Markets Equity PLUS Portfolio	672,880	5,609,588	53,385	(175,998)	40	249,476	5,736,491	—	—
EQ/Equity 500 Index Portfolio	564,400	32,871,755	336,990	(1,110,986)	4,708	2,411,800	34,514,267	—	—
EQ/International Equity Index Portfolio	1,296,581	14,117,264	123,450	(2,376,995)	37,333	1,250,639	13,151,691	—	—
EQ/Janus Enterprise Portfolio*	276,513	5,545,792	36,702	(240,998)	1,107	460,202	5,802,805	—	—
EQ/MFS International Growth Portfolio	1,070,500	7,327,547	70,067	(230,997)	(192)	666,918	7,833,343	—	—
EQ/Small Company Index Portfolio	817,064	8,358,131	86,750	(385,996)	661	246,863	8,306,409	—	—
EQ/Value Equity Portfolio	144,131	2,745,342	30,029	(98,999)	66	101,743	2,778,181	—	—
Multimanager Aggressive Equity Portfolio*	41,965	2,145,678	26,692	(87,999)	603	265,643	2,350,617	—	—
Fixed Income
1290 Diversified Bond Fund	971,852	8,518,483	235,745	—	—	50,755	8,804,983	167,845	—
1290 VT High Yield Bond Portfolio	1,146,434	9,168,261	590,085	(296,996)	776	338,126	9,800,252	—	—
EQ/Core Bond Index Portfolio	909,406	7,620,044	916,770	(351,996)	(119)	167,418	8,352,117	—	—
EQ/Core Plus Bond Portfolio	3,417,129	11,307,024	826,770	(351,996)	(878)	280,244	12,061,164	—	—
EQ/Long-Term Bond Portfolio	1,124,026	7,953,890	76,740	(252,997)	(3,618)	399,510	8,173,525	—	—
EQ/PIMCO Ultra Short Bond Portfolio	599,750	5,779,939	126,712	(153,998)	(4)	65,248	5,817,897	—	—
EQ/Quality Bond PLUS Portfolio	965,510	7,469,039	186,769	(351,996)	7	164,610	7,468,429	—	—

Total		141,233,812	3,760,357	(6,709,945)	44,398	7,178,309	145,506,931	167,845	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$8,804,983	$136,701,948	$—	$145,506,931

Total Assets	$8,804,983	$136,701,948	$—	$145,506,931

Total Liabilities	$—	$—	$—	$—

Total	$8,804,983	$136,701,948	$—	$145,506,931

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,794,851
Aggregate gross unrealized depreciation	(10,644,817)

Net unrealized appreciation	$21,150,034

Federal income tax cost of investments in securities and derivative instruments, if applicable	$124,356,897

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (75.2%)
EQ/American Century Mid Cap Value Portfolio‡	170,506	$3,709,287
EQ/Emerging Markets Equity PLUS Portfolio‡	1,105,309	9,423,067
EQ/Equity 500 Index Portfolio‡	1,109,655	67,857,814
EQ/International Equity Index Portfolio‡	2,304,349	23,373,847
EQ/Janus Enterprise Portfolio*‡	276,232	5,796,903
EQ/MFS International Growth Portfolio‡	1,891,416	13,840,359
EQ/Small Company Index Portfolio‡	1,764,656	17,939,782
EQ/Value Equity Portfolio‡	245,267	4,727,605
Multimanager Aggressive Equity Portfolio*‡	47,357	2,652,619

Total Equity		149,321,283

Fixed Income (24.8%)
1290 Diversified Bond Fund‡	634,335	5,747,079
1290 VT High Yield Bond Portfolio‡	1,072,651	9,169,527
EQ/Core Bond Index Portfolio‡	714,638	6,563,341
EQ/Core Plus Bond Portfolio‡	2,724,394	9,616,074
EQ/Long-Term Bond Portfolio‡	1,025,714	7,458,635
EQ/PIMCO Ultra Short Bond Portfolio‡	462,511	4,486,603
EQ/Quality Bond PLUS Portfolio‡	793,810	6,140,289

Total Fixed Income		49,181,548

Total Investments in Securities (100.0%) (Cost $160,942,636)		198,502,831
Other Assets Less Liabilities (0.0%)†		(32,965)

Net Assets (100%)		$198,469,866

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	170,506	3,667,941	64,424	(68,398)	(96)	45,416	3,709,287	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,105,309	8,980,606	184,071	(138,279)	85	396,584	9,423,067	—	—
EQ/Equity 500 Index Portfolio	1,109,655	62,867,837	1,279,293	(961,040)	(45)	4,671,769	67,857,814	—	—
EQ/International Equity Index Portfolio	2,304,349	23,038,362	423,364	(2,228,042)	11,897	2,128,266	23,373,847	—	—
EQ/Janus Enterprise Portfolio*	276,232	5,352,912	64,425	(68,398)	41	447,923	5,796,903	—	—
EQ/MFS International Growth Portfolio	1,891,416	12,714,786	248,494	(286,677)	19	1,163,737	13,840,359	—	—
EQ/Small Company Index Portfolio	1,764,656	17,473,248	368,142	(396,558)	(168)	495,118	17,939,782	—	—
EQ/Value Equity Portfolio	245,267	4,536,494	92,037	(69,140)	7	168,207	4,727,605	—	—
Multimanager Aggressive Equity Portfolio*	47,357	2,339,067	73,628	(55,312)	39	295,197	2,652,619	—	—
Fixed Income
1290 Diversified Bond Fund	634,335	5,586,856	125,547	—	—	34,676	5,747,079	109,554	—
1290 VT High Yield Bond Portfolio	1,072,651	8,247,203	740,665	(124,451)	(1)	306,111	9,169,527	—	—
EQ/Core Bond Index Portfolio	714,638	5,977,752	584,866	(131,365)	(9)	132,097	6,563,341	—	—
EQ/Core Plus Bond Portfolio	2,724,394	8,294,641	1,240,665	(124,451)	82	205,137	9,616,074	—	—
EQ/Long-Term Bond Portfolio	1,025,714	7,069,991	138,053	(103,709)	184	354,116	7,458,635	—	—
EQ/PIMCO Ultra Short Bond Portfolio	462,511	4,388,582	103,628	(55,312)	3	49,702	4,486,603	—	—
EQ/Quality Bond PLUS Portfolio	793,810	5,935,664	195,664	(124,451)	22	133,390	6,140,289	—	—

Total		186,471,942	5,926,966	(4,935,583)	12,060	11,027,446	198,502,831	109,554	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,747,079	$192,755,752	$—	$198,502,831

Total Assets	$5,747,079	$192,755,752	$—	$198,502,831

Total Liabilities	$—	$—	$—	$—

Total	$5,747,079	$192,755,752	$—	$198,502,831

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,293,127
Aggregate gross unrealized depreciation	(8,921,233)

Net unrealized appreciation	$37,371,894

Federal income tax cost of investments in securities and derivative instruments, if applicable	$161,130,937

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (85.3%)
EQ/American Century Mid Cap Value Portfolio‡	195,902	$4,261,761
EQ/Emerging Markets Equity PLUS Portfolio‡	1,072,899	9,146,764
EQ/Equity 500 Index Portfolio‡	1,170,624	71,586,203
EQ/International Equity Index Portfolio‡	2,405,870	24,403,612
EQ/Janus Enterprise Portfolio*‡	193,397	4,058,569
EQ/MFS International Growth Portfolio‡	1,859,530	13,607,039
EQ/Small Company Index Portfolio‡	1,845,919	18,765,914
EQ/Value Equity Portfolio‡	277,541	5,349,692
Multimanager Aggressive Equity Portfolio*‡	48,062	2,692,147

Total Equity		153,871,701

Fixed Income (14.7%)
1290 Diversified Bond Fund‡	303,206	2,747,048
1290 VT High Yield Bond Portfolio‡	598,666	5,117,677
EQ/Core Bond Index Portfolio‡	361,102	3,316,412
EQ/Core Plus Bond Portfolio‡	1,487,330	5,249,710
EQ/Long-Term Bond Portfolio‡	580,624	4,222,099
EQ/PIMCO Ultra Short Bond Portfolio‡	253,308	2,457,226
EQ/Quality Bond PLUS Portfolio‡	430,739	3,331,857

Total Fixed Income		26,442,029

Total Investments in Securities (100.0%) (Cost $147,017,907)		180,313,730
Other Assets Less Liabilities (0.0%)†		3,046

Net Assets (100%)		$180,316,776

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	195,902	4,191,365	51,390	(31,845)	(23)	50,874	4,261,761	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,072,899	8,691,855	179,864	(111,456)	16	386,485	9,146,764	—	—
EQ/Equity 500 Index Portfolio	1,170,624	66,141,937	1,378,959	(854,495)	(617)	4,920,419	71,586,203	—	—
EQ/International Equity Index Portfolio	2,405,870	23,369,313	462,509	(1,616,601)	5,629	2,182,762	24,403,612	—	—
EQ/Janus Enterprise Portfolio*	193,397	3,727,162	51,390	(31,845)	(12)	311,874	4,058,569	—	—
EQ/MFS International Growth Portfolio	1,859,530	12,371,328	256,951	(159,223)	(8)	1,137,991	13,607,039	—	—
EQ/Small Company Index Portfolio	1,845,919	18,302,313	393,987	(444,141)	50	513,705	18,765,914	—	—
EQ/Value Equity Portfolio	277,541	5,121,122	102,779	(63,689)	(32)	189,512	5,349,692	—	—
Multimanager Aggressive Equity Portfolio*	48,062	2,366,883	68,520	(42,459)	(40)	299,243	2,692,147	—	—
Fixed Income
1290 Diversified Bond Fund	303,206	2,650,516	81,110	—	—	15,422	2,747,048	52,366	—
1290 VT High Yield Bond Portfolio	598,666	4,702,965	302,780	(63,689)	17	175,604	5,117,677	—	—
EQ/Core Bond Index Portfolio	361,102	2,953,990	354,215	(58,382)	36	66,553	3,316,412	—	—
EQ/Core Plus Bond Portfolio	1,487,330	4,196,988	997,085	(47,767)	(62)	103,466	5,249,710	—	—
EQ/Long-Term Bond Portfolio	580,624	3,991,521	77,085	(47,767)	75	201,185	4,222,099	—	—
EQ/PIMCO Ultra Short Bond Portfolio	253,308	2,368,842	87,824	(26,537)	1	27,096	2,457,226	—	—
EQ/Quality Bond PLUS Portfolio	430,739	3,167,085	145,650	(53,074)	16	72,180	3,331,857	—	—

Total		168,315,185	4,992,098	(3,652,970)	5,046	10,654,371	180,313,730	52,366	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,747,048	$177,566,682	$—	$180,313,730

Total Assets	$2,747,048	$177,566,682	$—	$180,313,730

Total Liabilities	$—	$—	$—	$—

Total	$2,747,048	$177,566,682	$—	$180,313,730

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,322,129
Aggregate gross unrealized depreciation	(6,107,176)

Net unrealized appreciation	$33,214,953

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,098,777

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (95.7%)
EQ/American Century Mid Cap Value Portfolio‡	60,822	$1,323,167
EQ/Emerging Markets Equity PLUS Portfolio‡	510,532	4,352,428
EQ/Equity 500 Index Portfolio‡	546,031	33,390,953
EQ/International Equity Index Portfolio‡	1,147,679	11,641,330
EQ/Janus Enterprise Portfolio*‡	48,011	1,007,536
EQ/MFS International Growth Portfolio‡	1,098,253	8,036,427
EQ/Small Company Index Portfolio‡	956,566	9,724,608
EQ/Value Equity Portfolio‡	185,020	3,566,330
Multimanager Aggressive Equity Portfolio*‡	40,068	2,244,338

Total Equity		75,287,117

Fixed Income (4.5%)
1290 Diversified Bond Fund‡	39,180	354,970
1290 VT High Yield Bond Portfolio‡	135,794	1,160,835
EQ/Core Bond Index Portfolio‡	53,495	491,309
EQ/Core Plus Bond Portfolio‡	163,663	577,667
EQ/Long-Term Bond Portfolio‡	73,039	531,116
EQ/PIMCO Ultra Short Bond Portfolio‡	17,476	169,522
EQ/Quality Bond PLUS Portfolio‡	36,569	282,866

Total Fixed Income		3,568,285

Total Investments in Securities (100.2%) (Cost $75,599,715)		78,855,402
Other Assets Less Liabilities (-0.2%)		(132,538)

Net Assets (100%)		$78,722,864

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

Investments in companies which were affiliates for three months ended March 31, 2023, were as follows:

Security Description	Shares at March 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	60,822	1,261,910	53,398	(7,079)	(8)	14,946	1,323,167	—	—
EQ/Emerging Markets Equity PLUS Portfolio	510,532	3,964,092	245,633	(32,562)	(8)	175,273	4,352,428	—	—
EQ/Equity 500 Index Portfolio	546,031	29,562,629	1,836,905	(243,510)	(73)	2,235,002	33,390,953	—	—
EQ/International Equity Index Portfolio	1,147,679	10,367,081	619,422	(332,114)	212	986,729	11,641,330	—	—
EQ/Janus Enterprise Portfolio*	48,011	895,246	42,719	(5,663)	(2)	75,236	1,007,536	—	—
EQ/MFS International Growth Portfolio	1,098,253	7,031,728	427,187	(76,630)	(16)	654,158	8,036,427	—	—
EQ/Small Company Index Portfolio	956,566	9,152,826	566,024	(245,035)	189	250,604	9,724,608	—	—
EQ/Value Equity Portfolio	185,020	3,277,379	192,234	(25,484)	3	122,198	3,566,330	—	—
Multimanager Aggressive Equity Portfolio*	40,068	1,890,312	128,156	(16,989)	3	242,856	2,244,338	—	—
Fixed Income
1290 Diversified Bond Fund	39,180	310,178	44,667	—	—	125	354,970	6,767	—
1290 VT High Yield Bond Portfolio	135,794	920,818	214,078	(8,495)	1	34,433	1,160,835	—	—
EQ/Core Bond Index Portfolio	53,495	419,657	67,718	(5,663)	1	9,596	491,309	—	—
EQ/Core Plus Bond Portfolio	163,663	424,592	146,360	(2,832)	1	9,546	577,667	—	—
EQ/Long-Term Bond Portfolio	73,039	478,916	32,039	(4,247)	— #	24,408	531,116	—	—
EQ/PIMCO Ultra Short Bond Portfolio	17,476	142,799	25,000	—	—	1,723	169,522	—	—
EQ/Quality Bond PLUS Portfolio	36,569	202,840	75,000	—	—	5,026	282,866	—	—

Total		70,303,003	4,716,540	(1,006,303)	303	4,841,859	78,855,402	6,767	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$354,970	$78,500,432	$—	$78,855,402

Total Assets	$354,970	$78,500,432	$—	$78,855,402

Total Liabilities	$—	$—	$—	$—

Total	$354,970	$78,500,432	$—	$78,855,402

As of March 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,721,054
Aggregate gross unrealized depreciation	(3,539,918)

Net unrealized appreciation	$3,181,136

Federal income tax cost of investments in securities and derivative instruments, if applicable	$75,674,266

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2023 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Premier VIP Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the fair value process, the value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2023, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.